Securities Act File No. 333-22309
                                       Investment Company Act File No. 811-08071
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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          /X/

                           Post-Effective Amendment No. 20                   /X/

                                       and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      /X/

                                Amendment No. 20                             /X/

                        (Check appropriate box or boxes)

                         LAZARD RETIREMENT SERIES, INC.

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               (Exact Name of Registrant as Specified in Charter)

                                 (212) 632-6000

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              (Registrant's Telephone Number, including Area Code)

                 30 Rockefeller Plaza, New York, New York 10112

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     (Address of Principal Executive: Number, Street, City, State, Zip Code)

                              Nathan A. Paul, Esq.
                              30 Rockefeller Plaza
                            New York, New York 10112
                    (Name and Address of Agent for Services)

                                    COPY TO:
                             Stuart H. Coleman, Esq.
                                Janna Manes, Esq.
                          Stroock & Stroock & Lavan LLP
                                 180 Maiden Lane
                          New York, New York 10038-4982

  It is proposed that this filing will become effective (check appropriate box)

         immediately upon filing pursuant to paragraph (b)
--------
         on (DATE) pursuant to paragraph (b)
--------
   X     60 days after filing pursuant to paragraph (a)(1)
--------
         on (DATE) pursuant to paragraph (a)(1)
--------
         75 days after filing pursuant to paragraph (a)(2)
--------
         on April 29, 2005 pursuant to paragraph (a)(2) of Rule 485.
--------
If appropriate, check the following box:
         this post-effective amendment designates a new effective date for a -------- previously filed post-effective amendment.

                            LAZARD RETIREMENT SERIES
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                  ----------
                  PROSPECTUS
                  ----------







                  September 30, 2005




                  -----------------------------------------------


                  Lazard Retirement U.S. Equity Value Portfolio

                  -----------------------------------------------







         AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS
================================================================================
                              PAGE

                              --------------------------------------------------
                               1  OVERVIEW
                              --------------------------------------------------

CAREFULLY REVIEW THIS         --------------------------------------------------
IMPORTANT SECTION FOR          3  INVESTMENT OBJECTIVE, STRATEGIES, RISK/RETURN
INFORMATION ON THE                AND EXPENSES
PORTFOLIO'S INVESTMENT        --------------------------------------------------
OBJECTIVE, STRATEGIES,
RISKS, PAST PERFORMANCE
AND FEES.                      3  Lazard Retirement U.S. Equity Value Portfolio

REVIEW THIS SECTION FOR       --------------------------------------------------
DETAILS ON THE PEOPLE AND      6  FUND MANAGEMENT
ORGANIZATIONS WHO OVERSEE     --------------------------------------------------
THE PORTFOLIO.

                               6 Investment Manager

                               6 Principal Portfolio Managers

                               6 Administrator

                               6 Distributor

                               6 Custodian

REVIEW THIS SECTION FOR       --------------------------------------------------
DETAILS ON HOW SHARES ARE      7 ACCOUNT POLICIES
VALUED, HOW TO PURCHASE AND   --------------------------------------------------
SELL SHARES, RELATED CHARGES
AND PAYMENTS OF DIVIDENDS      7 Buying Shares
AND DISTRIBUTIONS.
                               7 Market Timing/Excessive Trading

                               8 Calculation of Net Asset Value

                               8 Distribution and Servicing Arrangements

                               9 Selling Shares

                               9 Dividends, Distributions and Taxes

                              --------------------------------------------------
                              10 PERFORMANCE INFORMATION FOR RELATED ACCOUNTS
                              --------------------------------------------------

WHERE TO LEARN MORE           --------------------------------------------------
ABOUT THE PORTFOLIO.             BACK COVER
                              --------------------------------------------------

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    LAZARD ASSET MANAGEMENT LLC SERVES AS THE PORTFOLIO'S INVESTMENT MANAGER.
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Lazard Retirement U.S. Equity Value Portfolio (the "Portfolio") of Lazard
Retirement Series, Inc. (the "Fund") is intended to be a funding vehicle for variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies" and, together with VA contracts, "Policies") offered by the separate accounts of certain insurance companies (the "Participating Insurance Companies"). Individuals may not purchase Portfolio shares directly from the Fund. The Policies are described in the separate account prospectuses, over which the Fund assumes no responsibility. The investment objective and policies of the Portfolio may be similar to other funds/portfolios managed or advised by Lazard Asset Management LLC (the "Investment Manager"). However, the investment results of the Portfolio may be higher or lower than, and there is no guarantee that the investment results of the Portfolio will be comparable to, any other Lazard fund/portfolio. Portfolio shares may also be offered to certain qualified pension and retirement plans and to accounts permitting accumulation of assets on a tax-deferred basis ("Eligible Plans"). Differences in tax treatment or other considerations may cause the interests of Policy owners and Eligible Plan participants investing in the Portfolio to conflict. The Fund's Board of Directors monitors the Portfolio for any material conflicts and determines what action, if any, should be taken. For information about Eligible Plan investing, call (800) 887-4929.

OVERVIEW
--------------------------------------------------------------------------------

The Portfolios              The Fund consists of nine separate Portfolios, one
                            of which is described in this Prospectus. Because you could lose money by investing in the Portfolio, be sure to read all risk disclosures carefully before investing.

                            The Portfolio has adopted a policy to invest at least 80% of its assets in specified securities appropriate to its name and to provide its shareholders with at least 60 days' prior notice of any change with respect to this policy.

                            INFORMATION ON THE PORTFOLIO'S RECENT STRATEGIES AND HOLDINGS WILL BE AVAILABLE IN ITS ANNUAL/SEMI-ANNUAL REPORT (SEE BACK COVER).



Who May Want to Invest?     The Portfolio invests primarily in equity
                            securities, including common stocks, preferred stocks and convertible securities. The Investment
                            Manager seeks to identify undervalued securities and focuses on individual stock selection rather than on general stock market trends.

                            In general, the Investment Manager believes that the securities in which the Portfolio invests have one or more of the following characteristics:

                            o are undervalued relative to their earnings, cash
                              flow or asset values

                            o have an attractive price/value relationship and a
                              catalyst that has the potential to enhance value, such as a change in management or a new product offering

                            o are out of favor due to circumstances which are
                              unlikely to harm the company's franchise or earnings power

                            o have low projected price-to-earnings or
                              price-to-cash flow multiples

                            The Investment Manager typically sells a stock when it is no longer considered a value company, appears less likely to benefit from the current market and economic environment, shows deteriorating fundamentals or otherwise falls short of the Investment Manager's expectations.

                            Value stocks involve the risk that they may never reach what the Investment Manager believes is their full market value. They also may decline in price, even though, in theory, they are already undervalued.

                            Under adverse market conditions, the Portfolio could invest some or all of its assets in money market securities. The Portfolio might do this to seek to avoid or mitigate losses, but it may result in the Portfolio not achieving its investment objective.

                            Consider investing in the Portfolio if you are:

                            o pursuing a long-term goal such as retirement

                            o looking to add an equity component to your
                              investment portfolio

                            o willing to accept the higher risks of
                              investing in the stock market in exchange for potentially higher long-term returns


                            The Portfolio may not be appropriate if you are:

                            o pursuing a short-term goal or investing emergency
                              reserves

                            o uncomfortable with an investment that will
                              fluctuate in value

                            You should be aware that the Portfolio:

                            o is not a bank deposit

                            o is not guaranteed, endorsed or insured by any
                              bank, financial institution or government entity, such as the Federal Deposit Insurance Corporation

                            o is not guaranteed to achieve its stated goals

INVESTMENT OBJECTIVE, STRATEGIES, RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

----------------------
LAZARD RETIREMENT U.S.
EQUITY VALUE PORTFOLIO
----------------------

INVESTMENT OBJECTIVE        The Portfolio seeks long-term capital appreciation.

PRINCIPAL INVESTMENT        The Portfolio invests primarily in equity
STRATEGIES                  securities, principally common stocks, of relatively
                            large U.S. companies with market capitalizations generally in the range of companies included in the Russell 1000(R) Value Index at the time of initial purchase by the Portfolio that the Investment
                            Manager believes are undervalued based on their earnings, cash flow or asset values. The Portfolio typically invests in 55-100 securities.

                            Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of U.S. companies. The Portfolio may invest up to 10% of its total assets in non-U.S. equity securities that trade in U.S. markets.

                            The Portfolio may engage, to a limited extent, in various investment techniques, such as lending portfolio securities.

PRINCIPAL INVESTMENT RISKS  While stocks have historically been a leading choice of long-term investors, they do fluctuate in price, often based on factors unrelated to the issuer's value.

                            The value of your investment in the Portfolio will fluctuate, which means you could lose money.

                            Because the Portfolio will invest in a smaller number of issuers than other, more diversified investment portfolios, the Portfolio's net asset value may be relatively more susceptible to adverse effects from any single corporate, economic, market, political or regulatory occurrence than if the Portfolio's investments consisted of a larger number of securities.

                            The Portfolio may lend its portfolio securities to brokers, dealers and other financial institutions. When the Portfolio lends securities, there is a risk that the loaned securities may not be returned during normal settlement periods if the borrower defaults.

PERFORMANCE BAR             Because the Portfolio had not commenced investment
CHART AND TABLE             operations prior to the date of this Prospectus, no
                            performance returns are presented in this part of the Prospectus. Annual performance returns provide some indication of the risks of investing in the Portfolio by showing changes in performance from year to year. Comparison of Portfolio performance to an appropriate index indicates how the Portfolio's average annual returns compare with those of a broad measure of market performance.

FEES AND EXPENSES

As an investor, you pay certain fees and expenses in connection with buying and holding Portfolio shares. The accompanying table illustrates those fees and expenses. Keep in mind that the Portfolio has no sales charge (load). Annual portfolio operating expenses are paid out of Portfolio assets and are reflected in the share price. The accompanying table does not reflect fees or charges imposed by the Participating Insurance Companies under the Policies. If these fees were reflected, fees and charges would be higher than those shown.



ANNUAL PORTFOLIO
OPERATING EXPENSES
--------------------------------------------------------------------------------
Management Fees                                .75%
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Distribution and
Service (12b-1) Fees                           .25%
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Other Expenses*                                .20%
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Total Annual Portfolio
Operating Expenses                            1.20%
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Fee Waiver and Expense
Reimbursement**                                N/A
--------------------------------------------------------------------------------
Net Expenses**                                1.20%
--------------------------------------------------------------------------------

* "Other Expenses" are based on estimated amounts for the current fiscal year.

** Reflects a contractual obligation by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio through December 31, 2006, to the extent Total Annual Portfolio Operating Expenses exceed 1.25% of the Portfolio's average daily net assets.



EXPENSE EXAMPLE

Use the accompanying table to compare the Portfolio's fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

o  $10,000 initial investment

o  5% annual return each year

o  redemption at the end of each period

o no changes in operating expenses, except for the first year of the periods reflected in the table, which is based on the net expenses pursuant to the contractual agreement

Because this example is hypothetical and for comparison only, your actual costs may be higher or lower. The example does not reflect fees or charges imposed by the Participating Insurance Companies under the Policies. If these fees were included, expenses would be higher than those shown.



LAZARD RETIREMENT U.S.
EQUITY VALUE PORTFOLIO                              1 YEAR        3 YEARS
--------------------------------------------------------------------------------
                                                     $122           $381
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                                       5

FUND MANAGEMENT
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INVESTMENT MANAGER

Lazard Asset Management LLC, 30 Rockefeller Plaza, New York, New York 10112-6300, serves as the Investment Manager of the Portfolio. The Investment Manager provides day-to-day management of the Portfolio's investments and assists in the overall management of the Fund's affairs. The Investment Manager and its global affiliates provide investment management services to client discretionary accounts with assets totaling approximately $73 billion as of June 30, 2005. Its clients are both individuals and institutions, some of whose accounts have investment policies similar to those of the Portfolio.

The Fund has agreed to pay the Investment Manager an investment management fee at an annual rate of .75% of the Portfolio's average daily net assets. The investment management fees are accrued daily and paid monthly. For the fiscal year ended December 31, 2004, the Portfolio had not commenced operations.

PRINCIPAL PORTFOLIO MANAGERS

The Portfolio is managed on a team basis, with each team member involved at all levels of the investment process. Andrew D. Lacey and J. Richard Tutino, with the assistance of Nicholas Sordoni, are jointly responsible for the day-to-day management of the assets of the Portfolio.

BIOGRAPHICAL INFORMATION OF PRINCIPAL PORTFOLIO MANAGERS

ANDREW D. LACEY. Mr. Lacey, a Deputy Chairman and Head of U.S. and Global Products of the Investment Manager, is a portfolio manager focusing on U.S. equity products, and also is a member of the global equity select, global ex-Australia, and global trend funds teams. He joined the Investment Manager in 1996, and has been working in the investment field since 1995.

J. RICHARD TUTINO. Mr. Tutino, a Managing Director of the Investment Manager, is a portfolio manager focusing on U.S. equity products. Prior to joining the Investment Manager in 1997, Mr. Tutino was associated with Thorsell, Parker Partners and Dreman Value Management. He is a member of the New York Society of Security Analysts and a Chartered Financial Analyst ("CFA") Charterholder.

NICHOLAS SORDONI. Mr. Sordoni, a Vice President of the Investment Manager, is a portfolio manager on the U.S. Equity Value team and a sector-based research analyst on the global research platform. Prior to joining the Investment Manager in 2002, Mr. Sordoni was an Equity Research Associate at Credit Suisse First Boston covering the health care industry. He also is a CFA Charterholder.

Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of shares of the Portfolio is contained in the Fund's Statement of Additional Information ("SAI").

ADMINISTRATOR

State Street Bank and Trust Company ("State Street"), located at 225 Franklin Street, Boston, Massachusetts 02110, serves as the Portfolio's administrator.

DISTRIBUTOR

Lazard Asset Management Securities LLC (the "Distributor") acts as distributor for the Fund's shares.

CUSTODIAN

State Street acts as custodian of the Portfolio's investments. State Street May enter into subcustodial arrangements on behalf of the Portfolio for the holding of foreign securities.

ACCOUNT POLICIES
--------------------------------------------------------------------------------


BUYING SHARES

Portfolio shares are currently offered only to separate accounts of Participating Insurance Companies. INDIVIDUALS MAY NOT PURCHASE SHARES DIRECTLY FROM THE FUND. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about buying Portfolio shares.

Share purchase orders from separate accounts received in proper form by the Participating Insurance Company on a given business day are priced at the Portfolio's net asset value per share ("NAV") calculated on such day, provided that the order, and Federal Funds in the net amount of such order, are received by the Fund in proper form on the next business day. The Participating Insurance Company is responsible for properly transmitting purchase orders and Federal Funds. The Fund may refuse or restrict purchase requests for Portfolio shares if, in the judgment of the Fund's management, the Portfolio would be unable to invest the money effectively in accordance with its investment objective and policies or could otherwise be adversely affected or if the Portfolio receives or anticipates receiving simultaneous orders that may significantly affect the Portfolio (e.g., amounts equal to 1% or more of the Portfolio's total assets).


MARKET TIMING/EXCESSIVE TRADING

The Portfolio is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements. Excessive trading, market timing or other abusive trading practices may disrupt investment management strategies and harm performance and may create increased transaction and administrative costs that must be borne by the Portfolio and its investors, including those not engaged in such activity. In addition, such activity may dilute the value of Portfolio shares held by long-term investors. The Fund's Board of Directors has approved policies and procedures with respect to frequent purchases and redemptions of Portfolio shares that are intended to discourage and prevent these practices, including regular monitoring of trading activity in Portfolio shares. The Fund will not knowingly accommodate excessive trading, market timing or other abusive trading practices. To discourage attempts to arbitrage pricing of international securities (among other reasons), the Board has adopted policies and procedures providing that if events materially affecting the value of securities occur between the close of the exchange or market on which the securities are principally traded and the time when the Portfolio's net asset value is calculated, such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board. The Fund's and the Investment Manager's codes of ethics in respect of personal trading contain limitations on trading in Portfolio shares.

The Portfolio reserves the right to refuse, with or without notice, any purchase request that could adversely affect the Portfolio, its operations or its investors, including those purchase requests from any Participating Insurance Company with respect to any separate account or Policy owner who, in the Fund's view, is likely to engage in excessive trading, market timing or other abusive trading practices. Where, after consultation with the Participating Insurance Company, a particular Policy owner appears to be engaged in abusive trading practices, the Fund will seek to restrict future purchases of Portfolio shares by that Policy owner. Accounts under common ownership, control or perceived affiliation may be considered together for purposes of determining a pattern of excessive trading practices. Generally, a Policy owner who makes purchases that appear to coincide with a market timing strategy may be deemed to be engaged in excessive trading.

The Fund may delay forwarding redemption proceeds up to seven days if the redeeming account is engaged in excessive trading or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would otherwise adversely affect the Portfolio.

All of the policies described above under "Account Policies--Market Timing/Excessive Trading" apply uniformly to all Portfolio accounts. However, while the Fund and the Investment Manager will take reasonable steps to prevent trading practices deemed to be harmful to the Portfolio by monitoring Portfolio share trading activity, they may not be able to prevent or identify such trading. The Fund's ability to monitor, and impose restrictions on, trading in separate accounts may be severely limited due to the lack of access by the Fund or its service providers to information about Policy owners' trading activity within separate accounts. If the Fund is not able to prevent abusive trading practices, such trading may disrupt investment strategies, harm performance and increase costs to all Portfolio investors, including those not engaged in such activity. See the first paragraph above under "Account Policies--Market Timing/Excessive Trading."


CALCULATION OF NET ASSET VALUE

The Fund will determine the net asset value of Portfolio shares as of the close of regular session trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time). The New York Stock Exchange is closed on certain national holidays listed in the Fund's SAI. The Fund values equity securities for which market quotations are readily available at market value. Securities and other assets for which current market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Directors.

Calculation of the Portfolio's net asset value may not take place contemporaneously with the determination of the prices of portfolio assets used in such calculation. If events materially affecting the value of securities occur between the close of the exchange or market on which the security is principally traded and the time when the Portfolio's net asset value is calculated, such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board of Directors. The effect of using fair value pricing is that the net asset value of the Portfolio will reflect the affected securities' values as determined in the judgment of the Board of Directors or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios' net asset values. Foreign securities may trade on days when the Portfolio is not open for business, thus affecting the value of the Portfolio's assets on days when Portfolio shareholders may not be able to buy or sell Portfolio shares.


DISTRIBUTION AND SERVICING ARRANGEMENTS

The Fund has adopted a plan under rule 12b-1 that allows the Portfolio to pay the Distributor a fee, at the annual rate of .25% of the value of the Portfolio's average daily net assets, for services provided to shareholders. Because these fees are paid out of the Portfolio's assets on an on-going basis, over time these fees may cost shareholders more than paying other types of sales charges.

Participating Insurance Companies may receive payments pursuant to the Fund's 12b-1 plan and/or from the Investment Manager in connection with their offering of Portfolio shares to Policy owners and/or for providing marketing, shareholder servicing, account administration or other services. The receipt of such payments could create an incentive for the Participating Insurance Company to offer the Portfolio instead of other mutual funds where such payments are not received. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about buying and selling Portfolio shares.


SELLING SHARES

Portfolio shares may be sold at any time by the separate accounts of the Participating Insurance Companies. INDIVIDUALS MAY NOT PLACE SELL ORDERS DIRECTLY WITH THE FUND. Redemption orders from separate accounts received in proper form by the Participating Insurance Company on a given business day are priced at the NAV calculated on such day, provided that the order is received by the Fund in proper form on the next business day. The Participating Insurance Company is responsible for properly transmitting redemption orders. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about selling Portfolio shares.


DIVIDENDS, DISTRIBUTIONS AND TAXES

Income dividends are normally declared and paid annually for the Portfolio, but may be declared and paid more frequently. Net capital gains, if any, are normally distributed annually but may be distributed more frequently.

Dividends and distributions of the Portfolio will be reinvested in additional shares of the Portfolio at net asset value unless instructed otherwise by the relevant Participant Insurance Company. Since the Portfolio's shareholders are the Participating Insurance Companies and their separate accounts, this Prospectus contains no discussion as to the federal income tax consequences to Policy owners. For this information, Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company. Participating Insurance Companies should consult their tax advisers about federal, state and local tax consequences.

PERFORMANCE INFORMATION FOR RELATED ACCOUNTS
--------------------------------------------------------------------------------

LAZARD U.S. EQUITY VALUE COMPOSITE

THIS IS NOT THE PORTFOLIO'S PERFORMANCE

Lazard U.S. Equity Value Portfolio had not commenced operations prior to the date of this Prospectus and, therefore, does not have its own performance record. However, the Portfolio's investment objective, policies and strategies are substantially similar to those used by the Investment Manager in advising certain other discretionary accounts (the "Other Accounts"). The chart below shows the historical investment performance for a composite (the "Fund Related Account Composite") of the Other Accounts and for the Portfolio's benchmark index. The Fund Related Account Composite should not be interpreted as indicative of the Portfolio's future performance.

              ANNUAL TOTAL RETURNS FOR THE YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------

                                                               2002             2003              2004
-------------------------------------------------------------------------------------------------------------------
FUND RELATED ACCOUNT COMPOSITE                                (13.3)%           25.5%             16.4%
-------------------------------------------------------------------------------------------------------------------

RUSSELL 1000(R) VALUE INDEX*                                  (15.5)%           30.0%             16.5%
-------------------------------------------------------------------------------------------------------------------

                          AVERAGE ANNUAL TOTAL RETURNS
                    (FOR THE PERIODS ENDED DECEMBER 31, 2004)

------------------------------------------------------------------------------------------------------------------------
                                           INCEPTION DATE         ONE YEAR           THREE YEARS        SINCE INCEPTION

------------------------------------------------------------------------------------------------------------------------
FUND RELATED ACCOUNT COMPOSITE                 10/1/01              16.4%               8.2%                 10.4%
------------------------------------------------------------------------------------------------------------------------

RUSSELL 1000(R) VALUE INDEX*                                        16.5%               8.6%                 10.3%
------------------------------------------------------------------------------------------------------------------------

THE YEAR-TO-DATE PERFORMANCE FOR THE FUND RELATED ACCOUNT COMPOSITE IS (0.1)% THROUGH JUNE 30, 2005.

* The Russell 1000(R) Value Index is an unmanaged index which measures the performance of those Russell 1000 companies (the 1,000 largest companies in the Russell 3000 Index, which consists of the 3,000 largest U.S. companies by capitalization) with lower price-to-book ratios and lower forecasted growth values.

Certain Other Accounts may not be subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940, as amended, and the Code which, if applicable, may have adversely affected the performance of the Fund Related Account Composite. The performance results of the Fund Related Account Composite reflect actual fees charged to the Other Accounts. They do not reflect the estimated fees and expenses to be incurred by the Portfolio, which, if reflected, would have reduced returns.

Additionally, although it is anticipated that the Portfolio and the Other Accounts will hold similar securities, their investment results are expected to differ. In particular, differences in asset size and cash flows may result in different securities selections, differences in the relative weightings of securities or differences in the prices paid for particular portfolio holdings.

The returns of the Fund Related Account Composite are dollar-weighted based upon beginning period market values. This calculation methodology differs from guidelines of the SEC for calculating performance of mutual funds.

For more information about the Portfolio, the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS (REPORTS):
The fund's annual and semi-annual reports to shareholders contain additional information on the portfolio's investments. In the annual report, you will find a broad discussion of the market conditions and investment strategies that significantly affected the portfolio's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):
The SAI provides more detailed information about the Portfolio, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this Prospectus.

DISCLOSURE OF PORTFOLIO HOLDINGS:
The Portfolio will publicly disclose its portfolio holdings on a calendar quarter-end basis on its website accessible from http://www.lazardnet.com/lam/us/lazardfunds.shtml, approximately 14 days after such quarter end. The information will remain accessible until the Fund files a report on Form N-Q or Form N-CSR for the period that includes the date as of which the information was current.

A description of the Fund's policies and procedures with respect to the disclosure of the Portfolio's portfolio holdings is available in the Fund's SAI.

--------------------------------------------------------------------------------
You can get a free copy of the Reports and the SAI, or request other information and discuss your questions about the Portfolio, by contacting the Fund at:

                         Lazard Retirment Series, Inc.
                              30 Rockefeller Plaza
                         New York, New York 10112-6300
                           Telephone: (800) 887-4929
                            http://www.LazardNet.com
--------------------------------------------------------------------------------

You also can review the Reports and the SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. For information, call
(202) 942-8090. You can get text-only copies:

               o After paying a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102, or by e-mail request to publicinfo@sec.gov.

               o  Free from the Commission's Website at http://www.sec.gov.

Investment Company Act file no. 811-08071
--------------------------------------------------------------------------------
INVESTMENT MANAGER
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112-6300
Telephone: (800) 887-4929

DISTRIBUTOR
Lazard Asset Management Securities LLC
30 Rockefeller Plaza
New York, New York 10112-6300

CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT
Boston Financial Data Services, Inc.
P.O. Box 8514
Boston, Massachusetts 02266-8514
Telephone: (800) 986-3455

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
Anchin, Block & Anchin LLP
1375 Broadway
New York, New York 10018
http://www.anchin.com

LEGAL COUNSEL
Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038-4982
http://www.stroock.com

(C) 2005 Lazard Retirement Series, Inc. and Lazard Asset Management Securities
LLC

                            LAZARD RETIREMENT SERIES
--------------------------------------------------------------------------------




                  ----------
                  PROSPECTUS
                  ----------






                  September 30, 2005



                  -----------------------------------------------------------


                  Lazard Retirement International Strategic Equity Portfolio

                  -----------------------------------------------------------






         AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS
================================================================================
                              PAGE

                              --------------------------------------------------
                               1  OVERVIEW
                              --------------------------------------------------

CAREFULLY REVIEW THIS         --------------------------------------------------
IMPORTANT SECTION FOR          3  INVESTMENT OBJECTIVE, STRATEGIES, RISK/RETURN
INFORMATION ON THE                AND EXPENSES
PORTFOLIO'S INVESTMENT        --------------------------------------------------
OBJECTIVE, STRATEGIES,
RISKS, PAST PERFORMANCE
AND FEES.                      3  Lazard Retirement International Strategic
                                  Equity Portfolio

REVIEW THIS SECTION FOR       --------------------------------------------------
DETAILS ON THE PEOPLE AND      6  FUND MANAGEMENT
ORGANIZATIONS WHO OVERSEE     --------------------------------------------------
THE PORTFOLIO.

                               6 Investment Manager

                               6 Principal Portfolio Managers

                               6 Administrator

                               6 Distributor

                               6 Custodian

REVIEW THIS SECTION FOR       --------------------------------------------------
DETAILS ON HOW SHARES ARE      7 ACCOUNT POLICIES
VALUED, HOW TO PURCHASE AND   --------------------------------------------------
SELL SHARES, RELATED CHARGES
AND PAYMENTS OF DIVIDENDS      7 Buying Shares
AND DISTRIBUTIONS.
                               7 Market Timing/Excessive Trading

                               8 Calculation of Net Asset Value

                               8 Distribution and Servicing Arrangements

                               9 Selling Shares

                               9 Dividends, Distributions and Taxes

                              --------------------------------------------------
                              10 PERFORMANCE INFORMATION FOR RELATED ACCOUNTS
                              --------------------------------------------------

WHERE TO LEARN MORE           --------------------------------------------------
ABOUT THE PORTFOLIO.             BACK COVER
                              --------------------------------------------------

--------------------------------------------------------------------------------
    LAZARD ASSET MANAGEMENT LLC SERVES AS THE PORTFOLIO'S INVESTMENT MANAGER.
--------------------------------------------------------------------------------

Lazard Retirement International Strategic Equity Portfolio (the "Portfolio") of Lazard Retirement Series, Inc. (the "Fund") is intended to be a funding vehicle for variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies" and, together with VA contracts, "Policies") offered by the separate accounts of certain insurance companies (the "Participating Insurance Companies"). Individuals may not purchase Portfolio shares directly from the Fund. The Policies are described in the separate account prospectuses, over which the Fund assumes no responsibility. The investment objective and policies of the Portfolio may be similar to other funds/portfolios managed or advised by Lazard Asset Management LLC (the "Investment Manager"). However, the investment results of the Portfolio may be higher or lower than, and there is no guarantee that the investment results of the Portfolio will be comparable to, any other Lazard fund/portfolio. Portfolio shares may also be offered to certain qualified pension and retirement plans and to accounts permitting accumulation of assets on a tax-deferred basis ("Eligible Plans"). Differences in tax treatment or other considerations may cause the interests of Policy owners and Eligible Plan participants investing in the Portfolio to conflict. The Fund's Board of Directors monitors the Portfolio for any material conflicts and determines what action, if any, should be taken. For information about Eligible Plan investing, call (800) 887-4929.

OVERVIEW
--------------------------------------------------------------------------------

The Portfolios              The Fund consists of nine separate Portfolios, one
                            of which is described in this Prospectus. Because you could lose money by investing in the Portfolio, be sure to read all risk disclosures carefully before investing.

                            The Portfolio has adopted a policy to invest at least 80% of its assets in specified securities appropriate to its name and to provide its shareholders with at least 60 days' prior notice of any change with respect to this policy.

                            INFORMATION ON THE PORTFOLIO'S RECENT STRATEGIES AND HOLDINGS WILL BE AVAILABLE IN ITS ANNUAL/SEMI-ANNUAL REPORT (SEE BACK COVER).



Who May Want to Invest?     The Portfolio invests primarily in international
                            equity securities, including common stocks, preferred stocks and convertible securities. The
                            Investment Manager seeks to identify undervalued securities and focuses on individual stock selection rather than on general stock market trends.

                            In general, the Investment Manager believes that the securities in which the Portfolio invests have one or more of the following characteristics:

                            o are undervalued relative to their earnings, cash
                              flow or asset values

                            o have an attractive price/value relationship
                              and a catalyst that has the potential to enhance value, such as a change in management or a new product offering

                            o are out of favor due to circumstances which are
                              unlikely to harm the company's franchise or earnings power

                            o have low projected price-to-earnings or
                              price-to-cash flow multiples

                            The Investment Manager typically sells a stock when it is no longer considered a value company, appears less likely to benefit from the current market and economic environment, shows deteriorating fundamentals or otherwise falls short of the Investment Manager's expectations.

                            Value stocks involve the risk that they may never reach what the Investment Manager believes is their full market value. They also may decline in price, even though, in theory, they are already undervalued.

                            Under adverse market conditions, the Portfolio could invest some or all of its assets in money market securities. The Portfolio might do this to seek to avoid or mitigate losses, but it may result in the Portfolio not achieving its investment objective.

                            Consider investing in the Portfolio if you are:

                            o pursuing a long-term goal such as retirement

                            o looking to add an international equity component
                              to your investment portfolio

                            o willing to accept the higher risks of
                              investing in the stock market in exchange for potentially higher long-term returns


                            The Portfolio may not be appropriate if you are:

                            o pursuing a short-term goal or investing emergency
                              reserves

                            o uncomfortable with an investment that will
                              fluctuate in value

                            You should be aware that the Portfolio:

                            o is not a bank deposit

                            o is not guaranteed, endorsed or insured by any
                              bank, financial institution or government entity, such as the Federal Deposit Insurance Corporation

                            o is not guaranteed to achieve its stated goals

INVESTMENT OBJECTIVE, STRATEGIES, RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

-----------------------
LAZARD RETIREMENT
INTERNATIONAL STRATEGIC
EQUITY PORTFOLIO
-----------------------


INVESTMENT OBJECTIVE        The Portfolio seeks long-term capital appreciation.

PRINCIPAL INVESTMENT        The Portfolio invests primarily in equity
STRATEGIES                  securities, principally common stocks, of non-U.S.
                            companies whose principal activities are located in countries represented by the Morgan Stanley Capital
                            International (MSCI(R)) Europe, Australasia and Far
                            East (EAFE(R)) Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. The Portfolio may invest in companies of any size, the market capitalizations of companies in which the Portfolio invests may vary with market conditions. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities.

                            As of May 2005, the countries represented by the MSCI EAFE Index included: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

                            The Investment Manager currently intends to hold securities of between 25 to 45 different issuers. The allocation of the Portfolio's assets among geographic sectors may shift from time to time based on the Investment Manager's judgment.

                            The Portfolio may invest up to 10% of its assets in securities of companies whose principal business activities are located in emerging market countries, although the allocation of the Portfolio's assets to emerging market countries may vary from time to time.

                            The Portfolio may engage, to a limited extent, in various investment techniques, such as foreign currency transactions lending portfolio securities.

PRINCIPAL INVESTMENT RISKS  While stocks have historically been a leading choice of long-term investors, they do fluctuate in price, often based on factors unrelated to the issuer's value. Foreign securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and potentially less liquidity. The securities markets of emerging market countries can be extremely volatile. The Portfolio's performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries.

                            The value of your investment in the Portfolio will fluctuate, which means you could lose money.

                            Because the Portfolio will invest in a smaller number of issuers than other, more diversified investment portfolios, the Portfolio's net asset value may be relatively more susceptible to adverse effects from any single corporate, economic, market, political or regulatory occurrence than if the Portfolio's investments consisted of a larger number of securities.

                            While the Portfolio may engage in foreign currency transactions primarily for hedging purposes, it may also use these transactions to seek to increase returns. However, there is the risk that these transactions may reduce returns or increase volatility. In addition, derivatives, such as those used in certain foreign currency transactions, can be illiquid and highly sensitive to changes in the related currency. As such, a small investment in certain derivatives could have a potentially large impact on the Portfolio's performance.

                            The Portfolio may lend its portfolio securities to brokers, dealers and other financial institutions. When the Portfolio lends securities, there is a risk that the loaned securities may not be returned during normal settlement periods if the borrower defaults.

PERFORMANCE BAR CHART       Because the Portfolio had not commenced investment
AND TABLE                   operations prior to the date of this Prospectus, no
                            performance returns are presented in this part of the Prospectus. Annual performance returns provide some indication of the risks of investing in the Portfolio by showing changes in performance from year to year. Comparison of Portfolio performance to an appropriate index indicates how the Portfolio's average annual returns compare with those of a broad measure of market performance.

FEES AND EXPENSES

As an investor, you pay certain fees and expenses in connection with buying and holding Portfolio shares. The accompanying table illustrates those fees and expenses. Keep in mind that the Portfolio has no sales charge (load). Annual portfolio operating expenses are paid out of Portfolio assets and are reflected in the share price. The accompanying table does not reflect fees or charges imposed by the Participating Insurance Companies under the Policies. If these fees were reflected, fees and charges would be higher than those shown.


ANNUAL PORTFOLIO
OPERATING EXPENSES

--------------------------------------------------------------------------------
Management Fees                                .75%
--------------------------------------------------------------------------------
Distribution and
Service (12b-1) Fees                           .25%
--------------------------------------------------------------------------------
Other Expenses*                                .40%
--------------------------------------------------------------------------------
Total Annual Portfolio
Operating Expenses                            1.40%
--------------------------------------------------------------------------------
Fee Waiver and Expense
Reimbursement**                                .15%
--------------------------------------------------------------------------------
Net Expenses**                                1.25%
--------------------------------------------------------------------------------

* "Other Expenses" are based on estimated amounts for the current fiscal year.

** Reflects a contractual obligation by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio through December 31, 2006, to the extent Total Annual Portfolio Operating Expenses exceed 1.25% of the Portfolio's average daily net assets.



EXPENSE EXAMPLE

Use the accompanying table to compare the Portfolio's fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

o  $10,000 initial investment

o  5% annual return each year

o  redemption at the end of each period

o no changes in operating expenses, except for the first year of the periods reflected in the table, which is based on the net expenses pursuant to the contractual agreement

Because this example is hypothetical and for comparison only, your actual costs may be higher or lower. The example does not reflect fees or charges imposed by the Participating Insurance Companies under the Policies. If these fees were included, expenses would be higher than those shown.


LAZARD RETIREMENT INTERNATIONAL STRATEGIC
EQUITY PORTFOLIO                                    1 Year        3 Years
--------------------------------------------------------------------------------
                                                     $127          $428
--------------------------------------------------------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------


INVESTMENT MANAGER

Lazard Asset Management LLC, 30 Rockefeller Plaza, New York, New York 10112-6300, serves as the Investment Manager of the Portfolio. The Investment Manager provides day-to-day management of the Portfolio's investments and assists in the overall management of the Fund's affairs. The Investment Manager and its global affiliates provide investment management services to client discretionary accounts with assets totaling approximately $73 billion as of June 30, 2005. Its clients are both individuals and institutions, some of whose accounts have investment policies similar to those of the Portfolio.

The Fund has agreed to pay the Investment Manager an investment management fee at an annual rate of .75% of the Portfolio's average daily net assets. The investment management fees are accrued daily and paid monthly. For the fiscal year ended December 31, 2004, the Portfolio had not commenced operations.

PRINCIPAL PORTFOLIO MANAGERS

The Portfolio is managed on a team basis, with each team member involved at all levels of the investment process. Mark Little, Brian Pessin and John R. Reinsberg are jointly responsible for the day-to-day management of the assets of the Portfolio.


BIOGRAPHICAL INFORMATION OF PRINCIPAL PORTFOLIO MANAGERS


MARK LITTLE. Mr. Little joined the Investment Manager in 1997 and also is a Director and portfolio manager within Lazard Asset Management Limited, in London. Prior to that time, Mr. Little was affiliated with the Coopers & Lybrand corporate finance practice. He began working in the investment field in 1992.


BRIAN PESSIN. Mr. Pessin, a Director of the Investment Manager and a portfolio manager/analyst, joined the Investment Manager in 1999. Prior to that time, Mr. Pessin was associated with Dawson, Samberg Capital Management, Gabelli & Company and Auerbach, Grayson & Co. He has been working in the investment field since 1994 and is a Chartered Financial Analyst Charterholder.


JOHN R. REINSBERG. Mr. Reinsberg, a Deputy Chairman and Head of International and Global Products of the Investment Manager, also oversees the day-to-day operations of the Investment Manager's international equity investment team. Prior to joining the Investment Manager in 1992, he served as Executive Vice President of General Electric Investment Corporation and Trustee of the General Electric Pension Trust. Mr. Reinsberg began working in the investment field in 1981.

Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of shares of the Portfolio is contained in the Fund's Statement of Additional Information ("SAI").

ADMINISTRATOR

State Street Bank and Trust Company ("State Street"), located at 225 Franklin Street, Boston, Massachusetts 02110, serves as the Portfolio's administrator.

DISTRIBUTOR

Lazard Asset Management Securities LLC (the "Distributor") acts as distributor for the Fund's shares.

CUSTODIAN

State Street acts as custodian of the Portfolio's investments. State Street may enter into subcustodial arrangements on behalf of the Portfolio for the holding of foreign securities.

ACCOUNT POLICIES
--------------------------------------------------------------------------------


BUYING SHARES

Portfolio shares are currently offered only to separate accounts of Participating Insurance Companies. INDIVIDUALS MAY NOT PURCHASE SHARES DIRECTLY FROM THE FUND. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about buying Portfolio shares.

Share purchase orders from separate accounts received in proper form by the Participating Insurance Company on a given business day are priced at the Portfolio's net asset value per share ("NAV") calculated on such day, provided that the order, and Federal Funds in the net amount of such order, are received by the Fund in proper form on the next business day. The Participating Insurance Company is responsible for properly transmitting purchase orders and Federal Funds. The Fund may refuse or restrict purchase requests for Portfolio shares if, in the judgment of the Fund's management, the Portfolio would be unable to invest the money effectively in accordance with its investment objective and policies or could otherwise be adversely affected or if the Portfolio receives or anticipates receiving simultaneous orders that may significantly affect the Portfolio (e.g., amounts equal to 1% or more of the Portfolio's total assets).


MARKET TIMING/EXCESSIVE TRADING

The Portfolio is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements. Excessive trading, market timing or other abusive trading practices may disrupt investment management strategies and harm performance and may create increased transaction and administrative costs that must be borne by the Portfolio and its investors, including those not engaged in such activity. In addition, such activity may dilute the value of Portfolio shares held by long-term investors. The Fund's Board of Directors has approved policies and procedures with respect to frequent purchases and redemptions of Portfolio shares that are intended to discourage and prevent these practices, including regular monitoring of trading activity in Portfolio shares. The Fund will not knowingly accommodate excessive trading, market timing or other abusive trading practices. To discourage attempts to arbitrage pricing of international securities (among other reasons), the Board has adopted policies and procedures providing that if events materially affecting the value of securities occur between the close of the exchange or market on which the securities are principally traded and the time when the Portfolio's net asset value is calculated, such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board. The Fund's and the Investment Manager's codes of ethics in respect of personal trading contain limitations on trading in Portfolio shares.

The Portfolio reserves the right to refuse, with or without notice, any purchase request that could adversely affect the Portfolio, its operations or its investors, including those purchase requests from any Participating Insurance Company with respect to any separate account or Policy owner who, in the Fund's view, is likely to engage in excessive trading, market timing or other abusive trading practices. Where, after consultation with the Participating Insurance Company, a particular Policy owner appears to be engaged in abusive trading practices, the Fund will seek to restrict future purchases of Portfolio shares by that Policy owner. Accounts under common ownership, control or perceived affiliation may be considered together for purposes of determining a pattern of excessive trading practices. Generally, a Policy owner who makes purchases that appear to coincide with a market timing strategy may be deemed to be engaged in excessive trading.

The Fund may delay forwarding redemption proceeds up to seven days if the redeeming account is engaged in excessive trading or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would otherwise adversely affect the Portfolio.

All of the policies described above under "Account Policies--Market Timing/Excessive Trading" apply uniformly to all Portfolio accounts. However, while the Fund and the Investment Manager will take reasonable steps to prevent trading practices deemed to be harmful to the Portfolio by monitoring Portfolio share trading activity, they may not be able to prevent or identify such trading. The Fund's ability to monitor, and impose restrictions on, trading in separate accounts may be severely limited due to the lack of access by the Fund or its service providers to information about Policy owners' trading activity within separate accounts. If the Fund is not able to prevent abusive trading practices, such trading may disrupt investment strategies, harm performance and increase costs to all Portfolio investors, including those not engaged in such activity. See the first paragraph above under "Account Policies--Market Timing/Excessive Trading."


CALCULATION OF NET ASSET VALUE

The Fund will determine the net asset value of Portfolio shares as of the close of regular session trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time). The New York Stock Exchange is closed on certain national holidays listed in the Fund's SAI. The Fund values equity securities for which market quotations are readily available at market value. Securities and other assets for which current market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Directors.

Calculation of the Portfolio's net asset value may not take place contemporaneously with the determination of the prices of portfolio assets used in such calculation. If events materially affecting the value of securities occur between the close of the exchange or market on which the security is principally traded and the time when the Portfolio's net asset value is calculated, such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board of Directors. The effect of using fair value pricing is that the net asset value of the Portfolio will reflect the affected securities' values as determined in the judgment of the Board of Directors or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios' net asset values. Foreign securities may trade on days when the Portfolio is not open for business, thus affecting the value of the Portfolio's assets on days when Portfolio shareholders may not be able to buy or sell Portfolio shares.


DISTRIBUTION AND SERVICING ARRANGEMENTS

The Fund has adopted a plan under rule 12b-1 that allows the Portfolio to pay the Distributor a fee, at the annual rate of .25% of the value of the Portfolio's average daily net assets, for services provided to shareholders. Because these fees are paid out of the Portfolio's assets on an on-going basis, over time these fees may cost shareholders more than paying other types of sales charges.

Participating Insurance Companies may receive payments pursuant to the Fund's 12b-1 plan and/or from the Investment Manager in connection with their offering of Portfolio shares to Policy owners and/or for providing marketing, shareholder servicing, account administration or other services. The receipt of such payments could create an incentive for the Participating Insurance Company to offer the Portfolio instead of other mutual funds where such payments are not received. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about buying and selling Portfolio shares.


SELLING SHARES

Portfolio shares may be sold at any time by the separate accounts of the Participating Insurance Companies. INDIVIDUALS MAY NOT PLACE SELL ORDERS DIRECTLY WITH THE FUND. Redemption orders from separate accounts received in proper form by the Participating Insurance Company on a given business day are priced at the NAV calculated on such day, provided that the order is received by the Fund in proper form on the next business day. The Participating Insurance Company is responsible for properly transmitting redemption orders. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about selling Portfolio shares.


DIVIDENDS, DISTRIBUTIONS AND TAXES

Income dividends are normally declared and paid annually for the Portfolio, but may be declared and paid more frequently. Net capital gains, if any, are normally distributed annually but may be distributed more frequently.

Dividends and distributions of the Portfolio will be reinvested in additional shares of the Portfolio at net asset value unless instructed otherwise by the relevant Participant Insurance Company. Since the Portfolio's shareholders are the Participating Insurance Companies and their separate accounts, this Prospectus contains no discussion as to the federal income tax consequences to Policy owners. For this information, Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company. Participating Insurance Companies should consult their tax advisers about federal, state and local tax consequences.

PERFORMANCE INFORMATION FOR RELATED ACCOUNTS
--------------------------------------------------------------------------------

LAZARD INTERNATIONAL STRATEGIC EQUITY COMPOSITE

THIS IS NOT THE PORTFOLIO'S PERFORMANCE


Lazard International Strategic Equity Portfolio has not commenced operations prior to the date of this Prospectus and, therefore, does not have its own performance record. However, the Portfolio's investment objective, policies and strategies are substantially similar to those used by the Investment Manager in advising certain discretionary accounts (the "Other Accounts"). The chart below shows the historical investment performance for a composite (the "Fund Related Account Composite") of the Other Accounts and for the Portfolio's benchmark index. The Fund Related Account Composite should not be interpreted as indicative of the Portfolio's future performance.

              Annual Total Returns for the Year Ended December 31,
---------------------------------------------------------------------------------------------------------------------------

                                          2001                 2002             2003              2004
---------------------------------------------------------------------------------------------------------------------------
FUND RELATED ACCOUNT COMPOSITE           (20.7)%              (8.4)%            37.0%             26.2%
---------------------------------------------------------------------------------------------------------------------------

MSCI EAFE INDEX*                         (21.4)%              (15.9)%           38.6%             20.2%
---------------------------------------------------------------------------------------------------------------------------


                          Average Annual Total Returns
                    (for the periods ended December 31, 2004)

---------------------------------------------------------------------------------------------------------------------------
                                           INCEPTION DATE         ONE YEAR           THREE YEARS        SINCE INCEPTION
---------------------------------------------------------------------------------------------------------------------------
FUND RELATED ACCOUNT COMPOSITE                 10/1/00              26.2%               16.6%                 5.7%
---------------------------------------------------------------------------------------------------------------------------

MSCI EAFE INDEX*                                 N/A                20.2%               11.9%                 1.6%
---------------------------------------------------------------------------------------------------------------------------

THE YEAR-TO-DATE PERFORMANCE FOR THE FUND RELATED ACCOUNT COMPOSITE IS 1.8% THROUGH JUNE 30, 2005.

* MSCI EAFE Index is an unmanaged free float-adjusted market capitalization index that is designed to measure developed market equity performance within Europe, Australia and the Far East (excluding the U.S. and Canada).

Certain Other Accounts may not be subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940, as amended, and the Code which, if applicable, may have adversely affected the performance of the Fund Related Account Composite. The performance results of the Fund Related Account Composite reflect actual fees charged to the Other Accounts. They do not reflect the estimated fees and expenses to be incurred by the Portfolio, which, if reflected, would have reduced returns.

Additionally, although it is anticipated that the Portfolio and the Other Accounts will hold similar securities, their investment results are expected to differ. In particular, differences in asset size and cash flows may result in different securities selections, differences in the relative weightings of securities or differences in the prices paid for particular portfolio holdings.

The returns of the Fund Related Account Composite are dollar-weighted based upon beginning period market values. This calculation methodology differs from guidelines of the SEC for calculating performance of mutual funds.

For more information about the Portfolio, the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS (REPORTS):
The Fund's annual and semi-annual reports to shareholders contain additional information on the Portfolio's investments. In the annual report, you will find a broad discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):
The SAI provides more detailed information about the Portfolio, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this Prospectus.

DISCLOSURE OF PORTFOLIO HOLDINGS:
The Portfolio will publicly disclose its portfolio holdings on a calendar quarter-end basis on its website accessible from http://www.lazardnet.com/lam/us/lazardfunds.shtml, approximately 14 days after such quarter end. The information will remain accessible until the Fund files a report on Form N-Q or Form N-CSR for the period that includes the date as of which the information was current.

A description of the Fund's policies and procedures with respect to the disclosure of the Portfolio's portfolio holdings is available in the Fund's SAI.


--------------------------------------------------------------------------------
You can get a free copy of the Reports and the SAI, or request other information and discuss your questions about the Portfolio, by contacting the Fund at:

                         Lazard Retirment Series, Inc.
                              30 Rockefeller Plaza
                         New York, New York 10112-6300
                           Telephone: (800) 887-4929
                            http://www.LazardNet.com
--------------------------------------------------------------------------------

You also can review the Reports and the SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. For information, call
(202) 942-8090. You can get text-only copies:

               o After paying a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102, or by e-mail request to publicinfo@sec.gov.

               o  Free from the Commission's Website at http://www.sec.gov.

Investment Company Act file no. 811-08071
--------------------------------------------------------------------------------
INVESTMENT MANAGER
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112-6300
Telephone: (800) 887-4929

DISTRIBUTOR
Lazard Asset Management Securities LLC
30 Rockefeller Plaza
New York, New York 10112-6300

CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT
Boston Financial Data Services, Inc.
P.O. Box 8514
Boston, Massachusetts 02266-8514
Telephone: (800) 986-3455

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
Anchin, Block & Anchin LLP
1375 Broadway
New York, New York 10018
http://www.anchin.com

LEGAL COUNSEL
Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038-4982
http://www.stroock.com

(C) 2005 Lazard Retirement Series, Inc. and Lazard Asset Management Securities
LLC

                         LAZARD RETIREMENT SERIES, INC.
                              30 ROCKEFELLER PLAZA
                          NEW YORK, NEW YORK 10112-6300
                                 (800) 887-4929

                       STATEMENT OF ADDITIONAL INFORMATION
                                   MAY 1, 2005
                         AS REVISED, SEPTEMBER 30, 2005

     Lazard Retirement Series, Inc. (the "Fund") is a no-load, open-end management investment company known as a mutual fund. This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current Prospectuses of the Fund, dated May 1, 2005 and for Lazard Retirement U.S. Equity Value Portfolio and Lazard Retirement International Strategic Equity Portfolio, dated September 30, 2005, as each may be revised from time to time, relating to the following nine portfolios (individually, a "Portfolio" and collectively, the "Portfolios"):

Lazard Retirement Equity Portfolio                           Lazard Retirement International Equity Select Portfolio
Lazard Retirement U.S. Equity Value Portfolio                Lazard Retirement International Strategic Equity Portfolio
Lazard Retirement U.S. Strategic Equity Portfolio            Lazard Retirement International Small Cap Portfolio
Lazard Retirement Small Cap Portfolio                        Lazard Retirement Emerging Markets Portfolio
Lazard Retirement International Equity Portfolio


     Shares of Lazard Retirement U.S. Equity Value, Lazard Retirement U.S. Strategic Equity, Lazard Retirement International Equity Select, Lazard Retirement International Strategic Equity and Lazard Retirement International Small Cap are not currently being offered.

     Shares of the Portfolios are currently offered only through variable annuity contracts and variable life insurance policies (together, "Policies") offered by the separate accounts of certain insurance companies ("Participating Insurance Companies"). Shares may also be offered to certain qualified pension and retirement plans and accounts permitting accumulation of assets on a tax-deferred basis ("Eligible Plans"). Differences in tax treatment or other considerations may cause the interests of Policy owners and Eligible Plan participants investing in a Portfolio to conflict. The Fund's Board of Directors will monitor each Portfolio for any material conflicts and determine what action, if any, should be taken. For information about Eligible Plan investing, or to obtain a copy of the Fund's Prospectus, please write or call the Fund at the address and telephone number above.


     The Fund's most recent Annual Report and Semi-Annual Report to Shareholders are separate documents supplied with this Statement of Additional Information, and the financial statements, accompanying notes and report of independent registered public accounting firm appearing in the Annual Report are incorporated by reference into this Statement of Additional Information.
================================================================================

                                TABLE OF CONTENTS

                                                                            PAGE
--------------------------------------------------------------------------------

Description of the Fund and Portfolios.........................................1

Investment Restrictions.......................................................12

Management....................................................................14

Determination of Net Asset Value..............................................26

Portfolio Transactions........................................................28

Buying and Selling Shares.....................................................31

Distribution and Servicing Plan...............................................31

Dividends and Distributions...................................................32

Taxation......................................................................33

Additional Information About the Fund and Portfolios..........................34

Counsel and Independent Registered Public Accounting Firm.....................37


                                       (ii)

                     DESCRIPTION OF THE FUND AND PORTFOLIOS

     The Fund is a Maryland corporation organized on February 13, 1997. Each Portfolio is a separate series of the Fund, an open-end management investment company, known as a mutual fund. Each Portfolio is a diversified investment company, which means that, with respect to 75% of its total assets, the Portfolio will not invest more than 5% of its total assets in the securities of any single issuer nor hold more than 10% of the outstanding voting securities of any single issuer.

     Lazard Asset Management LLC serves as the investment manager (the "Investment Manager") to each of the Portfolios. Lazard Asset Management Securities LLC (the "Distributor") is the distributor of each Portfolio's shares.

CERTAIN PORTFOLIO SECURITIES

     The following information supplements and should be read in conjunction with the Fund's Prospectuses.

     DEPOSITARY RECEIPTS. (All Portfolios, except Small Cap Portfolio) Each Portfolio may invest in the securities of foreign issuers in the form of American Depositary Receipts and American Depositary Shares (collectively, "ADRs") and Global Depositary Receipts and Global Depositary Shares (collectively, "GDRs"). These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. GDRs are receipts issued outside the United States, typically by non-United States banks and trust companies, that evidence ownership of either foreign or domestic securities. Generally, ADRs in registered form are designed for use in the United States securities markets and GDRs in bearer form are designed for use outside the United States.

     These securities may be purchased through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary. A depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities, and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

     FOREIGN GOVERNMENT OBLIGATIONS; SECURITIES OF SUPRANATIONAL ENTITIES. (All Portfolios, except Small Cap Portfolio) Each Portfolio may invest in obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by the Investment Manager to be of comparable quality to the other obligations in which the Portfolio may invest. Such securities also include debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank.

     FOREIGN SECURITIES. (All Portfolios, except Small Cap Portfolio) Each Portfolio may invest in non-U.S. securities as described in the Portfolio's Prospectus.

     FIXED-INCOME SECURITIES. (All Portfolios) Equity, U.S. Equity Value and U.S. Strategic Equity Portfolios each may invest up to 20% of its assets in U.S. Government securities and investment grade debt obligations of U.S. corporations; Small Cap and International Small Cap Portfolios may each invest up to 20% of its assets in investment grade debt securities; and International Equity, International Equity Select and International Strategic Equity Portfolios may each invest up to 20% of its assets in investment grade fixed-income securities and short-term money market instruments.

     CONVERTIBLE SECURITIES. (All Portfolios) Convertible securities may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have characteristics similar to both fixed-income and equity securities. Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

     Although to a lesser extent than with fixed-income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

     Convertible securities provide for a stable stream of income with generally higher yields than common stocks, but there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.

     WARRANTS. (All Portfolios) A warrant is a form of derivative that gives the holder the right to subscribe to a specified amount of the issuing corporation's capital stock at a set price for a specified period of time. A Portfolio may invest up to 5% of its total assets in warrants, except that this limitation does not apply to warrants purchased by the Portfolio that are sold in units with, or attached to, other securities.

     PARTICIPATION INTERESTS. (All Portfolios) Each Portfolio may purchase from financial institutions participation interests in securities in which the Portfolio may invest.

     Each Portfolio may invest in corporate obligations denominated in U.S. or (except Equity and Small Cap Portfolios) foreign currencies that are originated, negotiated and structured by a syndicate of lenders ("Co-Lenders") consisting of commercial banks, thrift institutions, insurance companies, financial companies or other financial institutions one or more of which administers the security on behalf of the syndicate (the "Agent Bank"). Co-Lenders may sell such securities to third parties called "Participants." Each Portfolio may invest in such securities either by participating as a Co-Lender at origination or by acquiring an interest in the security from a Co-Lender or a Participant (collectively, "participation interests"). Co-Lenders and Participants interposed between the Portfolio and the corporate borrower (the "Borrower"), together with Agent Banks, are referred to herein as "Intermediate Participants."

     Each Portfolio also may purchase a participation interest in a portion of the rights of an Intermediate Participant, which would not establish any direct relationship between the Fund, on behalf of the Portfolio, and the Borrower. A participation interest gives the Portfolio an undivided interest in the security in the proportion that the Portfolio's participation interest bears to the total principal amount of the security. These instruments may have fixed, floating or variable rates of interest with remaining maturities of 13 months or less. If the participation interest is unrated, or has been given a rating below that which is permissible for purchase by the Portfolio, the participation interest will be collateralized by U.S. Government securities, or, in the case of unrated participation interests, the Investment Manager must have determined that the instrument is of comparable quality to those instruments in which the Portfolio may invest. The Portfolio would be required to rely on the Intermediate Participant that sold the participation interest not only for the enforcement of the Portfolio's rights against the Borrower, but also for the receipt and processing of payments due to the Portfolio under the security. Because it may be necessary to assert through an Intermediate Participant such rights as may exist against the Borrower, if the Borrower fails to pay principal and interest when due the Portfolio may be subject to delays, expenses and risks that are greater than those that would be involved if the Portfolio were to enforce its rights directly against the Borrower. Moreover, under the terms of a participation interest, the Portfolio may be regarded as a creditor of the Intermediate Participant (rather than of the Borrower), so that the Portfolio also may be subject to the risk that the Intermediate Participant may become insolvent. Similar risks may arise with respect to the Agent Bank if, for example, assets held by the Agent Bank for the benefit of the Portfolio were determined by the appropriate regulatory authority or court to be subject to the claims of the Agent Bank's creditors. In such case, the Portfolio might incur certain costs and delays in realizing payment in connection with the participation interest or suffer a loss of principal and/or interest. Further, in the event of the bankruptcy or insolvency of the Borrower, the obligation of the Borrower to repay the loan may be subject to certain defenses that can be asserted by such Borrower as a result of improper conduct by the Agent Bank or Intermediate Participant.

     VARIABLE AND FLOATING RATE SECURITIES. (All Portfolios) Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as a change in the prime rate.

     Each Portfolio may invest in floating rate debt instruments ("floaters"). The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. Because of the interest rate reset feature, floaters provide the Portfolio with a certain degree of protection against rises in interest rates, although the Portfolio will participate in any declines in interest rates as well.

     Each Portfolio also may invest in inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed or inversely to a multiple of the applicable index. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality.

     REAL ESTATE INVESTMENT TRUSTS. (Equity, U.S. Strategic Equity and Small Cap Portfolios) Each of these Portfolios may invest in Real Estate Investment Trusts ("REITs"). A REIT is a corporation, or a business trust that would otherwise be taxed as a corporation, which meets the definitional requirements of the Internal Revenue Code of 1986, as amended (the "Code"). The Code permits a qualifying REIT to deduct dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass-through vehicle for federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things, invest substantially all of its assets in interests in real estate (including mortgages and other REITs) or cash and government securities, derive most of its income from rents from real property or interest on loans secured by mortgages on real property, and distribute to shareholders annually a substantial portion of its otherwise taxable income.

     REITs are characterized as equity REITs, mortgage REITs and hybrid REITs. Equity REITs, which may include operating or finance companies, own real estate directly and the value of, and income earned by, the REITs depends upon the income of the underlying properties and the rental income they earn. Equity REITs also can realize capital gains (or losses) by selling properties that have appreciated (or depreciated) in value. Mortgage REITs can make construction, development or long-term mortgage loans and are sensitive to the credit quality of the borrower. Mortgage REITs derive their income from interest payments on such loans. Hybrid REITs combine the characteristics of both equity and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate. The values of securities issued by REITs are affected by tax and regulatory requirements and by perceptions of management skill. They also are subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation and the possibility of failing to qualify for tax-free status under the Code or to maintain exemption from the Investment Company Act of 1940, as amended (the "1940 Act").

     INVESTMENT COMPANIES. (All Portfolios) Each Portfolio may invest, to the extent permitted under the 1940 Act, in securities issued by investment companies which principally invest in securities of the type in which the Portfolio invests. Under the 1940 Act, a Portfolio's investment in such securities, subject to certain exceptions, currently is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Portfolio's total assets with respect to any one investment company and (iii) 10% of the Portfolio's total assets in the aggregate. Investments in the securities of investment companies may involve duplication of advisory fees and certain other expenses.

     ILLIQUID SECURITIES. (All Portfolios) Each Portfolio may invest up to 15% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Portfolio's investment objective. These securities may include securities that are not readily marketable, such as securities that are subject to legal or contractual restrictions on resale (such as private placements and certain restricted securities), repurchase agreements providing for settlement in more than seven days after notice, certain mortgage-related securities, and certain privately negotiated, non-exchange traded options and securities used to cover such options. As to these securities, a Portfolio is subject to the risk that should the Portfolio desire to sell them when a ready buyer is not available at a price that is deemed to be representative of their value, the value of the Portfolio's net assets could be adversely affected.

     MONEY MARKET INSTRUMENTS; TEMPORARY DEFENSIVE POSITIONS. (All Portfolios) When the Investment Manager determines that adverse market conditions exist, a Portfolio may adopt a temporary defensive position and invest some or all of its assets in money market instruments, including U.S. Government securities, repurchase agreements, bank obligations and commercial paper and other short-term obligations ("Money Market Instruments"). For Emerging Markets Portfolio, when the Investment Manager believes it is warranted for defensive purposes, the Portfolio may invest without limitation in high quality fixed-income securities or equity securities of U.S. companies. Each Portfolio also may purchase Money Market Instruments when it has cash reserves or in anticipation of taking a market position.

INVESTMENT TECHNIQUES

     The following information supplements and should be read in conjunction with the Fund's Prospectuses.

     BORROWING MONEY. (All Portfolios) Each Portfolio may borrow to the extent permitted under the 1940 Act, which permits an investment company to borrow in an amount up to 33-1/3% of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (including the amount borrowed) at the time the borrowing is made. While such borrowings exceed 5% of a Portfolio's total assets, the Portfolio will not make any additional investments. Money borrowed will be subject to interest costs.

     LENDING PORTFOLIO SECURITIES. (All Portfolios) Each Portfolio may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. In connection with such loans, the Portfolio remains the owner of the loaned securities and continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities. The Portfolio also has the right to terminate a loan at any time. The Portfolio may call the loan to vote proxies if a material issue affecting the Portfolio's investment is to be voted upon. Loans of portfolio securities may not exceed 33-1/3% of the value of the Portfolio's total assets. The Portfolio will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. If the collateral consists of a letter of credit or securities, the borrower will pay the Portfolio a loan premium fee. If the collateral consists of cash, the Portfolio will reinvest the cash and pay the borrower a pre-negotiated fee or "rebate" from any return earned on the investment. Should the borrower of the securities fail financially, the Portfolio may experience delays in recovering the loaned securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by the Investment Manager to be of good financial standing. In a loan transaction, the Portfolio will also bear the risk of any decline in value of securities acquired with cash collateral.

     DERIVATIVES. (All Portfolios) Each Portfolio may invest in, or enter into, derivatives, such as options, futures contracts, options on futures contracts and swap agreements, for a variety of reasons, including to hedge certain market risks, to provide a substitute for purchasing or selling particular securities or to increase potential income gain. Derivatives may provide a cheaper, quicker or more specifically focused way for the Portfolio to invest than "traditional" securities would.

     Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole. Derivatives permit a Portfolio to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Portfolio can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities. However, derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential impact on a Portfolio's performance.

     If a Portfolio invests in derivatives at inopportune times or judges market conditions incorrectly, such investments may lower the Portfolio's return or result in a loss. A Portfolio also could experience losses if its derivatives were poorly correlated with its other investments, or if the Portfolio were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

     The Fund will not be a commodity pool (i.e., a pooled investment vehicle which trades in commodity futures contracts and options thereon and the operator of which is registered with the Commodity Futures Trading Commission (the "CFTC")). In addition, the Fund has claimed an exclusion from the definition of commodity pool operator and, therefore, is not subject to registration or regulation as a pool operator under the Commodity Exchange Act.

     Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives. Exchange-traded derivatives generally are guaranteed by the clearing agency which is the issuer or counterparty to such derivatives. This guarantee usually is supported by a daily variation margin system operated by the clearing agency in order to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with derivatives purchased on an exchange. In contrast, no clearing agency guarantees over-the-counter derivatives. Therefore, each party to an over-the-counter derivative bears the risk that the counterparty will default. Accordingly, the Investment Manager will consider the creditworthiness of counterparties to over-the-counter derivatives in the same manner as it would review the credit quality of a security to be purchased by the Portfolio. Over-the-counter derivatives are less liquid than exchange-traded derivatives since the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it.

     Successful use of derivatives by a Portfolio also is subject to the Investment Manager's ability to predict correctly movements in the direction of the relevant market and to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the transaction being hedged and the price movements of the futures contract. For example, if a Portfolio uses futures to hedge against the possibility of a decline in the market value of securities held in its portfolio and the prices of such securities instead increase, the Portfolio will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. Furthermore, if in such circumstances the Portfolio has insufficient cash, it may have to sell securities to meet daily variation margin requirements. The Portfolio may have to sell such securities at a time when it may be disadvantageous to do so.

     Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "Commission"), a Portfolio may be required to segregate permissible liquid assets to cover its obligations relating to its transactions in derivatives. To maintain this required cover, the Portfolio may have to sell securities at disadvantageous prices or times since it may not be possible to liquidate a derivative position at a reasonable price. The segregation of such assets will have the effect of limiting the Portfolio's ability to otherwise invest those assets.

     FUTURES TRANSACTIONS--IN GENERAL. Each Portfolio may enter into futures contracts in U.S. domestic markets, or (except Equity and Small Cap Portfolios) on exchanges located outside the United States. Foreign markets may offer advantages such as trading opportunities or arbitrage possibilities not available in the United States. Foreign markets, however, may have greater risk potential than domestic markets. For example, some foreign exchanges are principal markets so that no common clearing facility exists and an investor may look only to the broker for performance of the contract. In addition, any profits a Portfolio might realize in trading could be eliminated by adverse changes in the currency exchange rate, or the Portfolio could incur losses as a result of those changes. Transactions on foreign exchanges may include both commodities which are traded on domestic exchanges and those which are not. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the CFTC.

     Engaging in these transactions involves risk of loss to the Portfolio which could adversely affect the value of the Portfolio's net assets. Although each of these Portfolios intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Portfolio to substantial losses.

     SPECIFIC FUTURES TRANSACTIONS. Each Portfolio may purchase and sell stock index futures contracts. A stock index future obligates the Portfolio to pay or receive an amount of cash equal to a fixed dollar amount specified in the futures contract multiplied by the difference between the settlement price of the contract on the contract's last trading day and the value of the index based on the stock prices of the securities that comprise it at the opening of trading in such securities on the next business day.

     U.S. Equity Value, International Strategic Equity, International Small Cap and Emerging Markets Portfolios may purchase and sell interest rate futures contracts. An interest rate future obligates the Portfolio to purchase or sell an amount of a specific debt security at a future date at a specific price.

     Each Portfolio, except Equity and Small Cap Portfolios, may buy and sell foreign currency futures. A currency future obligates the Portfolio to purchase or sell an amount of a specific currency at a future date at a specific price.

     OPTIONS--IN GENERAL. Each Portfolio may buy and sell (write) covered call and put options. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specific date. Conversely, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security or securities at the exercise price at any time during the option period, or at a specific date.

     A covered call option written by a Portfolio is a call option with respect to which the Portfolio owns the underlying security or otherwise covers the transaction by segregating permissible liquid assets. A put option written by a Portfolio is covered when, among other things, the Portfolio segregates permissible liquid assets having a value equal to or greater than the exercise price of the option to fulfill the obligation undertaken. The principal reason for writing covered call and put options is to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone. A Portfolio receives a premium from writing covered call or put options which it retains whether or not the option is exercised.

     There is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, at times have rendered certain of the clearing facilities inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, a Portfolio is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise or it otherwise covers its position.

     SPECIFIC OPTIONS TRANSACTIONS. Each Portfolio may buy and sell call and put options in respect of specific securities (or groups or "baskets" of specific securities) or indices listed on national securities exchanges or traded in the over-the-counter market. An option on an index is similar to an option in respect of specific securities, except that settlement does not occur by delivery of the securities comprising the index. Instead, the option holder receives an amount of cash if the closing level of the index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. Thus, the effectiveness of purchasing or writing index options will depend upon price movements in the level of the index rather than the price of a particular security.

     Each Portfolio, except Equity and Small Cap Portfolios, may buy and sell call and put options on foreign currency. These options convey the right to buy or sell the underlying currency at a price which is expected to be lower or higher than the spot price of the currency at the time the option is exercised or expires.

     Each Portfolio may purchase cash-settled options on interest rate swaps, interest rate swaps denominated in foreign currency (except Equity and Small Cap Portfolios) and equity index swaps in pursuit of its investment objective. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest (for example, an exchange of floating-rate payments for fixed-rate payments) denominated in U.S. dollars or foreign currency. Equity index swaps involve the exchange by the Portfolio with another party of cash flows based upon the performance of an index or a portion of an index of securities which usually includes dividends. A cash-settled option on a swap gives the purchaser the right, but not the obligation, in return for the premium paid, to receive an amount of cash equal to the value of the underlying swap as of the exercise date. These options typically are purchased in privately negotiated transactions from financial institutions, including securities brokerage firms.

     Successful use by a Portfolio of options will be subject to the Investment Manager's ability to predict correctly movements in the prices of individual stocks, the stock market generally, foreign currencies or interest rates. To the extent the Investment Manager's predictions are incorrect, the Portfolio may incur losses.

     SWAP AGREEMENTS. To the extent consistent with the Portfolio's investment objective and management policies as set forth herein, each Portfolio may enter into equity, interest rate, index, total return and currency rate swap agreements. These transactions are entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the Portfolio than if the Portfolio had invested directly in the asset that yielded the desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," I.E., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent interest rates exceed a specified rate or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent interest rates fall below a specified level or

"floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

     Most swap agreements entered into by a Portfolio would calculate the obligations of the parties to the agreement on a "net basis." Consequently, the Portfolio's current obligations (or rights) under a swap agreement generally will be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The risk of loss with respect to swaps is limited to the net amount of payments that the Portfolio is contractually obligated to make. If the other party to a swap defaults, the Portfolio's risk of loss consists of the net amount of payments that the Portfolio contractually is entitled to receive.

     FUTURE DEVELOPMENTS. A Portfolio may take advantage of opportunities in options and futures contracts and options on futures contracts and any other derivatives which are not presently contemplated for use by the Portfolio or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Portfolio's investment objective and legally permissible for the Portfolio. Before entering into such transactions or making any such investment, the Portfolio will provide appropriate disclosure in its Prospectus or this Statement of Additional Information.

     FOREIGN CURRENCY TRANSACTIONS. (All Portfolios, except Equity and Small Cap Portfolios) Foreign currency transactions may be entered into for a variety of purposes, including: to fix in U.S. dollars, between trade and settlement date, the value of a security the Portfolio has agreed to buy or sell; to hedge the U.S. dollar value of securities the Portfolio already owns, particularly if it expects a decrease in the value of the currency in which the foreign security is denominated; or to gain exposure to the foreign currency in an attempt to realize gains.

     Foreign currency transactions may involve, for example, the Portfolio's purchase of foreign currencies for U.S. dollars or the maintenance of short positions in foreign currencies. A short position would involve the Portfolio agreeing to exchange an amount of a currency it did not currently own for another currency at a future date in anticipation of a decline in the value of the currency sold relative to the currency the Portfolio contracted to receive. The Portfolio's success in these transactions will depend principally on the Investment Manager's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar.

     FORWARD COMMITMENTS. (All Portfolios) A Portfolio may purchase or sell securities on a forward commitment, when-issued or delayed delivery basis, which means that delivery and payment take place a number of days after the date of the commitment to purchase or sell. The payment obligation and the interest rate receivable on a forward commitment, when-issued or delayed-delivery security are fixed when the Portfolio enters into the commitment, but the Portfolio does not make a payment until it receives delivery from the counterparty. The Portfolio will segregate permissible liquid assets at least equal at all times to the amount of the Portfolio's purchase commitments. The Portfolio intends to engage in forward commitments to increase the Portfolio's financial exposure to the types of securities in which it invests, which will increase the Portfolio's exposure to changes in interest rates and will increase the volatility of its returns. If the Portfolio is fully or almost fully invested when forward commitment purchases are outstanding, such purchases may result in a form of leverage. At no time will the Portfolio have more than 33-1/3% of its total assets committed to purchase securities on a forward commitment basis.

     Securities purchased on a forward commitment, when-issued or delayed-delivery basis are subject to changes in value (generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased on a forward commitment, when-issued or delayed-delivery basis may expose a Portfolio to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a forward commitment, when-issued or delayed-delivery basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment, when-issued or delayed-delivery basis when the Portfolio is fully or almost fully invested may result in greater potential fluctuation in the value of the Portfolio's net assets and its net asset value per share.

CERTAIN INVESTMENT CONSIDERATIONS AND RISKS

     EQUITY SECURITIES. (All Portfolios) Equity securities, including common stock, preferred stock, convertible securities and warrants, fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be pronounced. Changes in the value of a Portfolio's investments will result in changes in the value of its shares and thus the Portfolio's total return to investors.

     INITIAL PUBLIC OFFERINGS. (All Portfolios) The Portfolios may purchase securities of companies in initial public offerings ("IPOs") or shortly thereafter. An IPO is a corporation's first offering of stock to the public. Shares are given a market value reflecting expectations for the corporation's future growth. Special rules of the National Association of Securities Dealers, Inc. (the "NASD") apply to the distribution of IPOs. Corporations offering stock in IPOs generally have limited operating histories and may involve greater investment risk. The prices of these companies' securities may be very volatile, rising and falling rapidly, sometimes based solely on investor perceptions rather than economic reasons. IPO securities will be sold when the Investment Manager believes the price has reached full value. IPO securities may be sold by a Portfolio on the same day the Portfolio receives an allocation.

     SMALLER COMPANY SECURITIES. (U.S. Equity Value, U.S. Strategic Equity, Small Cap, International Strategic Equity, International Small Cap and Emerging Markets Portfolios) Each of these Portfolios may purchase securities of smaller capitalization companies, the prices of which may be subject to more abrupt or erratic market movements than securities of larger, more established companies, because securities of smaller companies typically are traded in lower volume and the issuers typically are subject to greater changes in earnings and prospects. Smaller capitalization companies often have limited product lines, markets or financial resources. They may be dependent on management of one or a few key persons, and can be more susceptible to losses and the risk of bankruptcy. In addition, securities of the small capitalization sector may be thinly traded (and therefore may have to be sold at a discount from current market prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts and may pose a greater chance of loss than investments in securities of larger capitalization companies.

     FIXED-INCOME SECURITIES. (All Portfolios) Even though interest-bearing securities are investments which promise a stable stream of income, the prices of such securities generally are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. Certain portfolio securities, such as those with interest rates that fluctuate directly or indirectly based on multiples of a stated index, are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and possibly loss of principal.

     The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuer. Certain securities, such as those rated below investment grade by Standard and Poor's Ratings Group and Moody's Investors Service, Inc.

may be subject to such risk with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated fixed-income securities. Once the rating of a portfolio security has been changed, the Portfolio will consider all circumstances deemed relevant in determining whether to continue to hold the security.

     FOREIGN SECURITIES. (All Portfolios, except Small Cap Portfolio) Foreign securities markets generally are not as developed or efficient as those in the United States. Securities of some foreign issuers, including depositary receipts, foreign government obligations and securities of supranational entities, are less liquid and more volatile than securities of comparable U.S. issuers. Similarly, volume and liquidity in most foreign securities markets are less than in the United States and, at times, volatility of price can be greater than in the United States.

     Because evidences of ownership of such securities usually are held outside the United States, a Portfolio will be subject to additional risks which include possible adverse political and economic developments, seizure or nationalization of foreign deposits and adoption of governmental restrictions, which might adversely affect or restrict the payment of principal and interest on the foreign securities to investors located outside the country of the issuer, whether from currency blockage or otherwise. Moreover, foreign securities held by a Portfolio may trade on days when the Portfolio does not calculate its net asset value and thus affect the Portfolio's net asset value on days when investors have no access to the Portfolio.

     With respect to International Equity, International Strategic Equity and Emerging Markets Portfolios, developing countries have economic structures that generally are less diverse and mature, and political systems that are less stable, than those of developed countries. The markets of developing countries may be more volatile than the markets of more mature economies; however, such markets may provide higher rates of return to investors. Many developing countries providing investment opportunities for this Portfolio have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain of these countries.


     The Portfolios consider emerging market countries to include all countries represented by the Morgan Stanley Capital International (MSCI) Emerging Markets
(EM) Index. As of May 2005, the MSCI EM Index included the following countries:
Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, Turkey and Venezuela. Because foreign securities often are purchased with and payable in currencies of foreign countries, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations.


     FOREIGN CURRENCY TRANSACTIONS. (All Portfolios, except Equity and Small Cap Portfolios) Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad.

     SIMULTANEOUS INVESTMENTS. (All Portfolios) Investment decisions for each Portfolio are made independently from those of the other Portfolios and other accounts managed by the Investment Manager. If, however, such other Portfolios or accounts desire to invest in, or dispose of, the same securities as the

Portfolio, available investments or opportunities for sales will be allocated equitably to each. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by a Portfolio or the price paid or received by a Portfolio.

DISCLOSURE OF PORTFOLIO HOLDINGS

     It is the policy of the Fund to protect the confidentiality of the Portfolios' holdings and prevent the selective disclosure of non-public information about such holdings. The Fund will publicly disclose the Portfolios' holdings on a calendar quarter-end basis on its website accessible from http://www.lazardnet.com/lam/us/lazardfunds/shtml, approximately 14 days after such quarter end. The information will remain accessible until the Fund files a report on Form N-Q or Form N-CSR for the period that includes the date as of which the information was current.

     In order to avoid conflicts of interest between the Fund, on the one hand, and the Investment Manager or any affiliated person of the Fund or the Investment Manager, on the other (1) disclosure of portfolio holdings information is made only when such disclosure is in the best interest of Portfolio shareholders and the Fund has a legitimate business purpose for doing so and (2) none of the Fund or the Investment Manager or their affiliates may receive any compensation in connection with an arrangement to make portfolio holdings information available.

     In accordance with the foregoing, the Fund provides portfolio holdings information to service providers who provide necessary or beneficial services when such service providers need access to this information in the performance of their services and are subject to duties of confidentiality (1) imposed by law, including a duty not to trade on non-public information, and/or (2) pursuant to an agreement that confidential information is not to be disclosed or used (including trading on such information) other than as required by law. From time to time, the Fund will communicate with these service providers to confirm that they understand the Fund's policies and procedures regarding such disclosure. Such service providers currently include the Fund's investment adviser, administrator, custodian, auditors and legal counsel and each of their respective affiliates and advisors, as well as Institutional Shareholder Services, Inc., Lipper Inc. ("Lipper"), Morningstar, Inc., Bloomberg, Russell/Mellon Analytical Services, LLC, Canterbury Consulting Incorporated and Thomson Vestek, Inc. Service providers receive holdings information at a frequency appropriate to their services, which may be as frequently as daily. Certain other service providers may be provided with portfolio holdings information on a quarterly basis, but in no event will such information be provided until after its posting on the Fund's website.

     Disclosure of portfolio holdings information may be authorized only by the Fund's Chief Compliance Officer or the General Counsel of the Investment Manager, each of whom evaluates such disclosure in light of the best interests of Portfolio shareholders and any potential conflicts of interest. The service providers that receive portfolio holdings information from the Fund as described above, and any additions to this list of service providers, are reported to the Fund's Board of Directors for its review. Any exceptions to the Fund's portfolio holdings disclosure policy are reported to the Board of Directors.

                             INVESTMENT RESTRICTIONS

     Each Portfolio's investment objective is a fundamental policy, which cannot be changed without approval by the holders of a majority (as defined in the 1940
Act) of the Portfolio's outstanding voting shares. In addition, each Portfolio has adopted investment restrictions numbered 1 through 8 as fundamental policies. However, the amendment of these restrictions to add an additional Portfolio, which amendment does not substantively affect the restrictions with respect to an existing Portfolio, will not require approval as described in the first sentence. Investment restrictions numbered 9 through 12 are not fundamental policies and may be changed, as to a Portfolio, by vote of a majority of the Fund's Board of Directors at any time.

     Under normal circumstances, each of the following Portfolios will invest at least 80% of its net assets, plus any borrowings for investment purposes, as follows (or other investments with similar economic characteristics): (i) Equity, International Equity, International Equity Select and International Strategic Equity Portfolios--equity securities; (ii) U.S. Equity Value and U.S. Strategic Equity--equity securities of U.S. companies; (iii) Small Cap and International Small Cap Portfolios--equity securities of small cap companies; and (iv) Emerging Markets Portfolio--equity securities of companies whose principal business activities are located in emerging market countries. Each of these Portfolios has adopted a policy to provide its shareholders with at least 60 days' prior notice of any change with respect to its 80% policy.

     None of the Portfolios may:

     1. Invest more than 25% of the value of its total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

     2. Invest in commodities, except that a Portfolio may purchase and sell options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

     3. Purchase, hold or deal in real estate, or oil, gas or other mineral leases or exploration or development programs, but a Portfolio may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate or real estate investment trusts.

     4. Borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to more than 33-1/3% of the value of the Portfolio's total assets). For purposes of this Investment Restriction, the entry into options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing.

     5. Make loans to others, except through the purchase of debt obligations and the entry into repurchase agreements. However, a Portfolio may lend its portfolio securities in an amount not to exceed 33-1/3% of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the Commission and the Fund's Board of Directors.

     6. Act as an underwriter of securities of other issuers, except to the extent a Portfolio may be deemed an underwriter under the Securities Act by virtue of disposing of portfolio securities.

     7. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except to the extent the activities permitted in Investment Restrictions Nos. 2, 4, 10 and 11 may be deemed to give rise to a senior security.

     8. Purchase securities on margin, but a Portfolio may make margin deposits in connection with transactions on options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

                                      * * *

     9. Invest in the securities of a company for the purpose of exercising management or control, but the Portfolio will vote the securities it owns as a shareholder in accordance with its views.

     10. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the purchase of securities on a when-issued or forward commitment basis and the deposit of assets in escrow in connection with writing covered put and call options and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

     11. Purchase, sell or write puts, calls or combinations thereof, except as described in the Prospectus and Statement of Additional Information.

     12. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 15% of the value of its net assets would be so invested.

                                      * * *

     In addition, as a non-fundamental policy, each Portfolio intends (i) to comply with the diversification requirements prescribed in regulations under
Section 817 (h) of the Code and (ii) to comply in all material respects with insurance laws and regulations that the Fund has been advised are applicable to investments of separate accounts of Participating Insurance Companies.

     If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from a change in values or assets will not constitute a violation of such restriction. With respect to Investment Restriction No. 4, however, if borrowings exceed 33-1/3% of the value of a Portfolio's total assets as a result of a change in values or assets, the Portfolio must take steps to reduce such borrowings at least to the extent of such excess within three business days.

                                   MANAGEMENT

     The Fund's Board of Directors is responsible for the management and supervision of each Portfolio and approves all significant agreements with those companies that furnish services to the Portfolios. These companies are as follows:


      Lazard Asset Management LLC..........................  Investment Manager
      Lazard Asset Management Securities LLC...............  Distributor
      Boston Financial Data Services, Inc..................  Transfer Agent and
                                                             Dividend Disbursing
                                                             Agent
      State Street Bank and Trust Company..................  Custodian

     The Directors and officers of the Fund, together with information as to their principal occupations during at least the last five years, are shown below.


NAME (AGE)                           POSITION(S) AND TERM WITH      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
ADDRESS(1)                           THE FUND(2)                    OTHER DIRECTORSHIPS HELD
------------------------------------ ------------------------------ --------------------------------------------------

NON-INTERESTED DIRECTORS:

John J. Burke (77)                   Director                       Lawyer and Private Investor; Director, Lazard
                                                                    Alternative Strategies Fund, LLC; Director,
                                                                    Pacific Steel & Recycling; Director, Sletten
                                                                    Construction Company; Trustee Emeritus, The
                                                                    University of Montana Foundation

Kenneth S. Davidson (60)             Director                       President, Davidson Capital Management
                                                                    Corporation; Trustee, The Juilliard School;
                                                                    Chairman of the Board, Bridgehampton Chamber
                                                                    Music Festival; Trustee, American Friends of the
                                                                    National Gallery/London

William Katz (50)                    Director                       Retired President and Chief Executive Officer,
                                                                    BBDO New York, an advertising agency; Retired
                                                                    Director, BBDO Worldwide

Lester Z. Lieberman (75)             Director                       Private Investor; Chairman, Healthcare
                                                                    Foundation of New Jersey; Director, Cives Steel
                                                                    Co.; Director, Northside Power Transmission Co.;
                                                                    Advisory Trustee, New Jersey Medical School;
                                                                    Director, Public Health Research Institute;
                                                                    Trustee Emeritus, Clarkson University; Council
                                                                    of Trustees, New Jersey Performing Arts Center

Richard Reiss, Jr. (61)              Director                       Chairman, Georgica Advisors LLC, an investment
                                                                    manager; Director, Lazard Alternative Strategies
                                                                    Fund, LLC; Director, O'Charley's, Inc., a
                                                                    restaurant chain

Robert M. Solmson (57)               Director                       Director, Lazard Alternative Strategies Fund,
                                                                    LLC; Director, Colonial Williamsburg Co.; Former
                                                                    Chief Executive Officer and Chairman, RFS Hotel
                                                                    Investors, Inc; Former Director, Morgan Keegan,
                                                                    Inc.; Former Director, Independent Bank, Memphis
INTERESTED DIRECTORS(3)

Norman Eig (64)                      Chairman of the Board          Private Investor; Senior Adviser of the
                                                                    Investment Manager from January 2005 to April
                                                                    2005; Chairman of the Investment Manager from
                                                                    March 2004 to January 2005; previously Co-Chief
                                                                    Executive Officer of the Investment Manager and
                                                                    Member of the Management Committee of Lazard
                                                                    Freres & Co. LLC ("Lazard")

Charles Carroll (44)                 Chief Executive Officer,       Deputy Chairman and Head of Global Marketing of
                                     President and Director         the Investment Manager


NAME (AGE)                           POSITION(S) AND TERM WITH      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
ADDRESS(1)                           THE FUND(2)                    OTHER DIRECTORSHIPS HELD
------------------------------------ ------------------------------ --------------------------------------------------


Ashish Bhutani (45)                  Director                       Chief Executive Officer of the Investment
                                     (July 2005)                    Manager; from 2001 to December 2002,
                                                                    Co-Chief Executive Officer North America
                                                                    of Dresdner Kleinwort Wasserstein and
                                                                    member of its Global Corporate and
                                                                    Markets Board and the Global Executive
                                                                    Committee; from 1995 to 2001, Chief Executive
                                                                    Officer of Wasserstein Perella Securities;
                                                                    and from 1989 to 2001, Deputy Chairman of
                                                                    Wasserstein Perella Group


NAME (AGE)                           POSITION(S) WITH THE FUND
ADDRESS(1)                           (SINCE) AND TERM(4)            PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------------------ ------------------------------ --------------------------------------------------

OFFICERS:

Nathan A. Paul (32)                  Vice President and Secretary   Managing Director and General Counsel of the
                                     (April 2002)                   Investment Manager; from September 1997 to
                                                                    October 2000, an Associate at Schulte Roth &
                                                                    Zabel LLP, a law firm


Brian D. Simon (42)                  Assistant Secretary            Director of Legal Affairs of the Investment
                                     (November 2002)                Manager; from July 1999 to October 2002, Vice
                                                                    President, Law & Regulations at J. & W.
                                                                    Seligman & Co.


Stephen St. Clair (46)               Treasurer                      Vice President of the Investment Manager
                                     (May 2003)


John Blevins (40)                    Chief Compliance Officer       Senior Vice President and Chief Compliance
                                     (September 2004)               Officer of the Investment Manager


David A. Kurzweil (31)               Assistant Secretary            Vice President of the Investment Manager;
                                     (April 2005)                   Associate at Kirkpatrick & Lockhart LLP, a law
                                                                    firm, from August 1999 to January 2003

Cesar A. Trelles (30)                Assistant Treasurer            Fund Administration Manager of the Investment
                                     (December 2004)                Manager; Manager for Mutual Fund Finance Group
                                                                    at UBS Global Asset Management, from August 1998
                                                                    to August 2004

--------------------------------------------------------------------------------
(1) The address of each Director and officer is Lazard Asset Management LLC, 30 Rockefeller Plaza, New York, New York 10112.

(2) Each Director became a Director in April 1997, except Messrs. Carroll, Solmson and Bhutani, who became Directors in June 2004, September 2004 and July 2005, respectively. Each Director also serves as a Director of The Lazard Funds, Inc. ("LFI"), an open-end registered management investment company (comprised of 12 portfolios) and Lazard Global Total Return and Income Fund, Inc. and Lazard World Dividend & Income Fund, Inc., closed-end registered management investment companies (collectively with the Fund, the "Lazard Funds," in total comprised of 23 investment portfolios). Each Director serves an indefinite term, until his successor is elected, and each Director serves in the same capacity for LFI.

(3) Messrs. Bhutani, Carroll and Eig are "interested persons" (as defined in the 1940 Act) of the Fund because of their position, or former position in the case of Mr. Eig, with the Investment Manager.

(4) Each officer serves for an indefinite term, until his successor is elected and qualified. Each officer serves in the same capacity for the other Lazard Funds.

     The Fund has standing audit and nominating committees, each comprised of its Directors who are not "interested persons" of the Fund, as defined in the 1940 Act ("Independent Directors").

     The function of the audit committee is to (1) oversee the Fund's accounting and financial reporting processes and the audits of the Fund's financial statements, (2) assist in Board oversight of the quality and integrity of the Fund's financial statements and the Fund's compliance with legal and regulatory requirements relating to accounting, financial reporting, internal control over financial reporting and independent audits, (3) approve engagement of the independent registered public accounting firm and review and evaluate the qualifications, independence and performance of the independent registered public accounting firm and (4) act as a liaison between the Fund's independent registered public accounting firm and the Board.

     Nominations may be submitted only by a shareholder or group of shareholders that, individually or as a group, has beneficially owned the lesser of (a) 1% of the Fund's outstanding shares or (b) $500,000 of the Fund's shares for at least one year prior to the date such shareholder or group submits a candidate for nomination. Not more than one nominee for Director may be submitted by such a shareholder or group each calendar year. In evaluating potential nominees, including any nominees recommended by shareholders, the nominating committee takes into consideration the factors listed in the nominating committee charter, including character and integrity, business and professional experience, and whether the committee believes that the person has the ability to apply sound and independent business judgment and would act in the interest of the Fund and its shareholders. A nomination submission must include all information relating to the recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Directors, as well as information sufficient to evaluate the factors listed above. Nomination submissions must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the nominating committee.

     The audit committee met four times and the nominating committee meet once during the fiscal year ended December 31, 2004.

     The table below indicates the dollar range of each Director's ownership of Portfolio shares and aggregate holdings of all of the Lazard Funds, in each case as of December 31, 2004.



                    Ashish    John J.    Charles   Kenneth S. Norman     William   Lester Z.    Richard    Robert M.
Portfolio           Bhutani   Burke      Carroll   Davidson   Eig        Katz      Lieberman    Reiss, Jr. Solmson
------------------- --------- ---------- --------- ---------- ---------- --------- ------------ ---------- -----------
Equity              None      None       None      None       None       None      None         None       None
U.S. Equity Value   None      None       None      None       None       None      None         None       None
U.S. Strategic      None      None       None      None       None       None      None         None       None
Equity
Small Cap           None      None       None      None       None       None      None         None       None
International       None      None       None      None       None       None      None         None       None
Equity
International       None      None       None      None       None       None      None         None       None
Equity Select
International       None      None       None      None       None       None      None         None       None
Strategic Equity
International       None      None       None      None       None       None      None         None       None
Small Cap
Emerging Markets    None      None       None      None       None       None      None         None       None
Aggregate           None      Over       Over      None       Over       None      None         None       None
Holdings of all               $100,000   $100,000             $100,000
Lazard Funds

     As of December 31, 2004, none of the Directors or his immediate family members owned securities of the Investment Manager or the Distributor or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Investment Manager or the Distributor.

     Each Director who is not an employee or an affiliated person of the Investment Manager is paid an annual aggregate fee of $50,000, plus $2,500 per meeting attended in person ($1,000 per meeting attended by telephone), for the Fund and the other Lazard Funds, and is reimbursed for travel and other out-of-pocket expenses for attending Board and committee meetings. No additional compensation is provided in respect of committee meetings held in conjunction with a meeting of the Board of Directors. Compensation is divided among the Lazard Funds based on relative net assets. The Directors do not receive benefits from the Fund pursuant to any pension, retirement or similar arrangement. In addition, the Chairman of the Audit Committees for the Lazard Funds also receives an annual fee of $5,000. The aggregate amount of compensation paid to each Director for the year ended December 31, 2004, was as follows:

                                                                                    TOTAL COMPENSATION FROM
                                                                                          THE FUND AND
DIRECTOR                             AGGREGATE COMPENSATION FROM THE FUND               THE LAZARD FUNDS
------------------------------------ -------------------------------------- -----------------------------------------
Ashish Bhutani                                        N/A                                     N/A
John J. Burke                                       $3,703                                  $61,625
Charles Carroll                                       N/A                                     N/A
Kenneth S. Davidson                                  3,703                                   61,625
Norman Eig                                            N/A                                     N/A
William Katz                                         3,703                                   61,625
Lester Z. Lieberman                                  3,817                                   63,125
Richard Reiss, Jr.                                   3,703                                   61,625
Robert M. Solmson*                                   1,246                                   17,908

--------------------------------------------------------------------------------
*    Mr. Solmson became a Director in September 2004.

     The Fund does not compensate officers or Directors who are employees or affiliated persons of the Investment Manager. As of September 1, 2005, the Fund's officers and Directors, as a group, owned less than 1% of the shares of each Portfolio.

PORTFOLIO MANAGERS

     TEAM MANAGEMENT. Portfolio managers at the Investment Manager manage multiple accounts for a diverse client base, including private clients, institutions and investment funds. The Investment Manager manages all portfolios on a team basis. The team is involved at all levels of the investment process. This team approach allows for every portfolio manager to benefit from his/her peers, and for clients to receive the firm's best thinking, not that of a single portfolio manager. The Investment Manager manages all like investment mandates against a model portfolio. Specific client objectives, guidelines or limitations then are applied against the model, and any necessary adjustments are made.

     MATERIAL CONFLICTS RELATED TO MANAGEMENT OF SIMILAR ACCOUNTS. Although the potential for conflicts of interest exist when an investment adviser and portfolio managers manage other accounts that invest in securities in which a Portfolio may invest or that may pursue a strategy similar to one of the Portfolio's component strategies (collectively, "Similar Accounts"), the Investment Manager has procedures in place that are designed to ensure that all accounts are treated fairly and that the Portfolio is not disadvantaged, including procedures regarding trade allocations and "conflicting trades" (e.g., long and short positions in the same security, as described below). In addition, each Portfolio, as a series of a registered investment company, is subject to different regulations than certain of the Similar Accounts, and, consequently, may not be permitted to engage in all the investment techniques or transactions, or to engage in such techniques or transactions to the same degree, as the Similar Accounts.

     Potential conflicts of interest may arise because of the Investment Manager's management of a Portfolio and Similar Accounts. For example, conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities, as the Investment Manager may be perceived as causing accounts it manages to participate in an offering to increase the Investment Manager's overall allocation of securities in that offering, or to increase the Investment Manager's ability to participate in future offerings by the same underwriter or issuer. Allocations of bunched trades, particularly trade orders that were only partially filled due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as the Investment Manager may have an incentive to allocate securities that are expected to increase in value to preferred accounts. Initial public offerings, in particular, are frequently of very limited availability. Additionally, portfolio managers may be perceived to have a conflict of interest because of the large number of Similar Accounts, in addition to the Portfolios, that they are managing on behalf of the Investment Manager. In addition, the Investment Manager could be viewed as having a conflict of interest to the extent that the Investment Manager and/or portfolio managers have a materially larger investment in a Similar Account than their investment in a Portfolio. Although the Investment Manager does not track each individual portfolio manager's time dedicated to each account, the Investment Manager periodically reviews each portfolio manager's overall responsibilities to ensure that he or she is able to allocate the necessary time and resources to effectively manage a Portfolio.

     A potential conflict of interest may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by the other account, or when a sale in one account lowers the sale price received in a sale by a second account. Although none of the Portfolios' portfolio managers manage accounts with respect to which the advisory fee is based on the performance of the account, other portfolio managers employed by the Investment Manager manage hedge funds that are subject to performance/incentive fees. Certain hedge funds managed by the Investment Manager may also be permitted to sell securities short. However, the Investment Manager currently does not have any portfolio managers that manage both hedge funds that engage in short sales and long-only accounts, including open-end and closed-end registered investment companies. When the Investment Manager engages in short sales of securities of the type in which a Portfolio invests, the Investment Manager could be seen as harming the performance of the Portfolio for the benefit of the account engaging in short sales if the short sales cause the market value of the securities to fall. As described above, the Investment Manager has procedures in place to address these conflicts.

     OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS. The chart below includes information regarding the members of the portfolio management teams responsible for managing the Portfolios. Specifically, it shows the number of other portfolios and assets managed by management teams of which each Portfolio's portfolio manager is a member. Regardless of the number of accounts, the portfolio management team still manages each account based on a model portfolio as described above.



                                   REGISTERED INVESTMENT       OTHER POOLED INVESTMENT          OTHER ACCOUNTS
PORTFOLIO MANAGER                     COMPANIES ($*)#              VEHICLES ($*)#                    ($*)#

------------------------------- ---------------------------- ---------------------------- ----------------------------
Michael Bennett                      19 (5.6 billion)             3 (22.2 million)           1,227 (28.3 billion)+
Christopher Blake                     5 (2.0 billion)             2 (61.1 million)             46 (1.3 billion)+
Gabrielle M. Boyle                   18 (5.6 billion)            13 (992.9 million)          1,499 (30.1 billion)+
Gary Buesser                          5 (2.0 billion)             2 (61.1 million)            42 (996.8 million)+
James M. Donald                      5 (1.27 billion)             3 (825.3 million)            18 (86.1 million)
Thomas M. Dzwil                      1 (104.0 million)             2 (9.6 million)            16 (538.4 million)
Robert A. Failla                        1 (500,025)               2 (61.1 million)            40 (667.6 million)+
Andrew D. Lacey                      13 (4.62 billion)           13 (590.5 million)          1,305 (17.1 billion)+
Mark Little                          6 (1.84 billion)             2 (114.2 million)           43 (4.95 billion)+
Patrick M. Mullin                     5 (2.1 billion)                     0                    51( 1.3 billion)
Brian Pessin                         4 (896.3 million)            3 (385.4 million)            32 (1.2 billion)
Michael Powers                       19 (5.6 billion)             6 (38.7 million)           1,428 (18.9 billion)+
John R. Reinsberg                    20 (5.9 billion)             16 (2.0 billion)           1,225 (27.6 billion)+
Nicholas Sordoni                     1 (136.9 million)            2 (35.0 million)             31 (1.9 billion)
J. Richard Tutino                    3 (142.5 million)            3 (20.2 million)            944 (6.9 billion)+

*    Total assets in accounts as of December 31, 2004.


# None of the portfolio managers manage any account with respect to which the advisory fee is based on the performance of the account.


+ Includes an aggregation of Similar Accounts within managed account programs where the third party program sponsor is responsible for applying specific client objectives, guidelines and limitations against the model portfolio managed by the portfolio management team.

     COMPENSATION FOR PORTFOLIO MANAGERS. The Investment Manager's portfolio managers are generally responsible for managing multiple types of accounts that may, or may not, invest in securities in which the Fund may invest or pursue a strategy similar to a Portfolio's strategies. Portfolio managers responsible for managing the Portfolios may also manage sub-advised registered investment companies, collective investment trusts, unregistered funds and/or other pooled investment vehicles, separate accounts, separately managed account programs (often referred to as "wrap accounts") and model portfolios.

     The Investment Manager compensates portfolio managers by a competitive salary and bonus structure, which is determined both quantitatively and qualitatively. Salary and bonus are paid in cash. Portfolio managers are compensated on the performance of the aggregate group of portfolios managed by the teams of which they are a member rather than for a specific fund or account. Various factors are considered in the determination of a portfolio manager's compensation. All of the portfolios managed by a portfolio manager are comprehensively evaluated to determine his or her positive and consistent performance contribution over time. Further factors include the amount of assets in the portfolios as well as qualitative aspects that reinforce the Investment Manager's investment philosophy.

     Total compensation is generally not fixed, but rather is based on the following factors: (i) leadership, teamwork and commitment, (ii) maintenance of current knowledge and opinions on companies owned in the portfolio; (iii) generation and development of new investment ideas, including the quality of security analysis and identification of appreciation catalysts; (iv) ability and willingness to develop and share ideas on a team basis; and (v) the performance results of the portfolios managed by the investment teams of which the portfolio manager is a member.

     Variable bonus is based on the portfolio manager's quantitative performance as measured by his or her ability to make investment decisions that contribute to the pre-tax absolute and relative returns of the accounts managed by the teams of which the portfolio manager is a member, by comparison of each account to a predetermined benchmark (as set forth in the prospectus or other governing document) over the current fiscal year and the longer-term performance (3-, 5- or 10-year, if applicable) of such account, as well as performance of the account relative to peers. The variable bonus for each Portfolio's portfolio management team in respect of its management of the Portfolio is determined by reference to the corresponding indices listed below. The portfolio manager's bonus also can be influenced by subjective measurement of the manager's ability to help others make investment decisions.

PORTFOLIO                                        INDEX
Equity Portfolio                                 S&P 500(R) Index
U.S. Equity Value Portfolio                      Russell 1000(R) Value Index
U.S. Strategic Equity Portfolio                  S&P 500 Index
Small Cap Portfolio                              Russell 2000(R) Index
International Equity Portfolio                   Morgan Stanley Capital
                                                 International (MSCI(R)) Europe,
                                                 Australasia and Far East
                                                 (EAFE(R)) Index
International Equity Select Portfolio            MSCI EAFE Index
International Strategic Equity Portfolio         MSCI EAFE Index
International Small Cap Portfolio                MSCI EAFE Small Cap Index
Emerging Markets Portfolio                       MSCI EM Index

     Portfolio managers also have an interest in the Lazard Asset Management LLC Equity Plan, an equity based incentive program for the Investment Manager. The plan offers permanent equity in the Investment Manager to a significant number of its professionals, including portfolio managers, as determined by the Board of Managers of the Investment Manager from time to time. This plan gives certain employees of the Investment Manager a permanent equity interest in the Investment Manager and an opportunity to participate in the future growth of the Investment Manager.

     OWNERSHIP OF SECURITIES. As of December 31, 2004, none of the portfolio managers owned any shares of any of the Portfolios.

INVESTMENT MANAGER AND INVESTMENT MANAGEMENT AGREEMENT

     The Investment Manager, located at 30 Rockefeller Plaza, New York, NY 10112-6300, has entered into an investment management agreement (the "Management Agreement") with the Fund on behalf of each Portfolio. Pursuant to the Management Agreement, the Investment Manager regularly provides each Portfolio with investment research, advice and supervision and furnishes continuously an investment program for each Portfolio consistent with its investment objective and policies, including the purchase, retention and disposition of securities.


     The Investment Manager, a wholly-owned subsidiary of Lazard, is registered as an investment adviser with the Commission. The Investment Manager provides day-to-day management of the Portfolios' investments and assists in the overall management of the Fund's affairs. The Investment Manager and its affiliates provide investment management services to client discretionary accounts with assets as of June 30, 2005 totaling approximately $73 billion. Its clients are both individuals and institutions, some of whose accounts have investment policies similar to those of several of the Portfolios.


     The Fund, the Investment Manager and the Distributor each have adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act that permits its personnel, subject to such Code of Ethics, to invest in securities, including securities that may be purchased or held by a Portfolio. The Codes of

Ethics restrict the personal securities transactions of employees and require portfolio managers and other investment personnel to comply with the preclearance and disclosure procedures. The primary purpose of the Codes of Ethics is to ensure that personal trading by employees does not disadvantage any Portfolio.

     Under the terms of the Management Agreement, the Investment Manager will pay the compensation of all personnel of the Fund, except the fees of Directors of the Fund who are not employees or affiliated persons of the Investment Manager. The Investment Manager will make available to the Portfolios such of the Investment Manager's members, officers and employees as are reasonably necessary for the operations of each Portfolio, or as may be duly elected officers or directors of the Fund. Under the Management Agreement, the Investment Manager also pays each Portfolio's office rent and provides investment advisory research and statistical facilities and all clerical services relating to research, statistical and investment work. The Investment Manager, including its employees who serve the Portfolios, may render investment advice, management and other services to other clients.

     As compensation for its services, the Fund has agreed to pay the Investment Manager an investment management fee, accrued daily and payable monthly, at the annual rates set forth below as a percentage of the average daily net asset value of the relevant Portfolio:


PORTFOLIO                                              MANAGEMENT FEE RATE
----------------------------------------------   -------------------------------

Equity Portfolio                                                  .75%
U.S. Equity Value Portfolio                                       .75
U.S. Strategic Equity Portfolio                                   .85
Small Cap Portfolio                                               .75
International Equity Portfolio                                    .75
International Equity Select Portfolio                             .85
International Strategic Equity Portfolio                          .75
International Small Cap Portfolio                                 .75
Emerging Markets Portfolio                                       1.00


     For the fiscal year ending December 31, 2005 (and through December 31, 2006 for U.S. Equity Value and International Strategic Equity Portfolios), the Investment Manager has agreed to waive its management fees or otherwise bear the expenses of the following Portfolios to the extent the aggregate expenses of a Portfolio exceed the percentage of the value of the Portfolio's average daily net assets set forth opposite the Portfolio's name:


                                                      MAXIMUM TOTAL PORTFOLIO
PORTFOLIO                                               OPERATING EXPENSES
----------------------------------------------   -------------------------------

Equity Portfolio                                               1.25%
U.S. Equity Value Portfolio                                    1.25
U.S. Strategic Equity Portfolio                                1.25
Small Cap Portfolio                                            1.25
International Equity Portfolio                                 1.25
International Strategic Equity Portfolio                       1.25
Emerging Markets Portfolio                                     1.60


     For the fiscal years ended December 31, 2002, 2003 and 2004, the management fees payable by each Portfolio, the amounts waived by the Investment Manager and the net fees paid to the Investment Manager were as follows:


                                            FEE PAYABLE FOR           FEE PAYABLE FOR          FEE PAYABLE FOR
                                           FISCAL YEAR ENDED         FISCAL YEAR ENDED        FISCAL YEAR ENDED
PORTFOLIO                                  DECEMBER 31, 2002         DECEMBER 31, 2003        DECEMBER 31, 2004
---------                                  -----------------         -----------------        -----------------
Equity Portfolio                             $      33,331              $     29,601            $     34,831
Small Cap Portfolio                                394,179                   411,152                 667,426
International Equity  Portfolio                    302,445                   585,152               1,236,363
Emerging Markets Portfolio                          76,003                   102,628                 211,039

                                                                   REDUCTION IN FEE FOR     REDUCTION IN FEE FOR
                                          REDUCTION IN FEE FOR          FISCAL YEAR              FISCAL YEAR
                                           FISCAL YEAR ENDED               ENDED                    ENDED
PORTFOLIO                                  DECEMBER 31, 2002         DECEMBER 31, 2003        DECEMBER 31, 2004
---------                                  -----------------         -----------------        -----------------
Equity Portfolio                             $      91,983              $     85,534            $     89,352
Small Cap Portfolio                                 86,828                    63,869                  26,295
International Equity Portfolio                     157,884                   114,431                  65,602
Emerging Markets Portfolio                         157,845                   121,304                 143,986

                                        NET FEE PAID FOR FISCAL      NET FEE PAID FOR         NET FEE PAID FOR
                                        YEAR ENDED DECEMBER 31,      FISCAL YEAR ENDED        FISCAL YEAR ENDED
PORTFOLIO                                         2002               DECEMBER 31, 2003        DECEMBER 31, 2004
---------                                  -----------------         -----------------        -----------------
Equity Portfolio                             $     (58,652)             $    (55,933)           $    (54,521)
Small Cap Portfolio                                307,351                   347,283                 641,131
International Equity  Portfolio                    144,561                   470,721               1,170,761
Emerging Markets Portfolio                         (81,842)                  (18,678)                 67,053


     As U.S. Equity Value, U.S. Strategic Equity and International Strategic Equity Portfolios are new Portfolios, no information is available as of the date of this Statement of Additional Information.

     The Management Agreement provides that each Portfolio pays all of its expenses that are not specifically assumed by the Investment Manager. Expenses attributable to each Portfolio will be charged against the assets of that Portfolio. Other expenses of the Fund will be allocated among the Portfolios in a manner which may, but need not, be proportionate in relation to the net assets of each Portfolio. Expenses payable by each of the Portfolios include, but are not limited to, brokerage and other expenses of executing portfolio transactions; legal, auditing or accounting expenses; trade association dues; taxes or governmental fees; the fees and expenses of any person providing administrative services to the Fund; the fees and expenses of the custodian and transfer agent of the Fund; clerical expenses of issue, redemption or repurchase of shares of the Portfolio; the expenses and fees for registering and qualifying securities for sale; the fees of Directors of the Fund who are not employees or affiliated persons of the Investment Manager or its affiliates; travel expenses of all Directors, officers and employees; insurance premiums; and the cost of preparing and distributing reports and notices to shareholders. In addition, shares of each Portfolio are subject to an annual distribution and servicing fee. See "Distribution and Servicing Plan."

     As to each Portfolio, the Management Agreement is subject to annual approval by (i) the Fund's Board of Directors or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the relevant Portfolio, provided that in either event the continuance also is approved by a majority of the Independent Directors of the Fund or the Investment Manager, by vote cast in person at a meeting called for the purpose of voting on such approval. As to each Portfolio, the Management Agreement is terminable without penalty, on 60 days' notice, by the Fund's Board of Directors or by vote of the holders of a majority of the shares of such Portfolio, or, upon not less than 90 days' notice, by the Investment Manager. The Management Agreement will terminate automatically, as to the relevant Portfolio, in the event of its assignment (as defined in the 1940 Act). The Management Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Investment Manager, or of reckless disregard of its obligations thereunder, the Investment Manager shall not be liable for any action or failure to act in accordance with its duties thereunder.

         BOARD APPROVAL OF MANAGEMENT AGREEMENT. In considering the approval of the Management Agreement, the Directors discussed the nature, extent and quality of the services to be provided to each Portfolio pursuant to the Management Agreement. The Directors considered the various services provided by the Investment Manager to each Portfolio and considered the Investment Manager's research and portfolio management capabilities and that the Investment Manager also provides oversight of day-to-day operations of the Fund and the Portfolios, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Directors also considered the Investment Manager's extensive administrative, accounting and compliance infrastructure.

     The Directors reviewed and placed significant emphasis on the relative performance and advisory fees and expense ratios for each Portfolio (projected expenses in the case of U.S. Equity Value, U.S. Strategic Equity and International Strategic Equity Portfolios), including comparative information prepared by Lipper. The Directors noted that the equity Portfolios (other than U.S. Equity Value and International Strategic Portfolios, which had not commenced operations or U.S. Strategic Equity Portfolio, which had only been in existence a short period of time) each had achieved competitive long-term performance on a relative basis. It also was noted that the performance of most of the Portfolios is generally within the median ranges of the relevant Lipper comparison group and Lipper category ranking. For the remaining Portfolios, the Board discussed with representatives of the Investment Manager steps that were being taken to improve performance. Representatives of the Investment Manager stated that the Investment Manager believes that each of these Portfolios will provide satisfactory overall performance over longer periods and that these Portfolios' personnel and performance are, and would continue to be, closely monitored by the Investment Manager.

     The Board concluded that each Portfolio's fee paid to the Investment Manager was reasonable in light of comparative performance and expense and advisory fee information, costs of the services provided and profits to be realized and benefits derived or to be derived by the Investment Manager from the relationship with the Fund. The Directors also considered comparison groups composed solely of funds sub-advised by the Investment Manager in the same Lipper category as each Portfolio, as well as the Investment Manager's separately managed accounts with similar investment objectives, policies and strategies (for each Portfolio, collectively with such funds sub-advised by the Investment Manager, "Similar Accounts"). For each Portfolio, the Directors discussed the fee paid to the Investment Manager compared to the fee paid to the Investment Manager by Similar Accounts. For each Portfolio the Directors reviewed the nature of the Similar Accounts and the differences, from the Investment Manager's perspective, in management of the different types of Similar Accounts as compared to management of the Portfolio. The Directors considered the relevance of the fee information provided for Similar Accounts managed by the Investment Manager to evaluate the appropriateness and reasonableness of each Portfolio's advisory fees. The Directors considered the Investment Manager's profitability with respect to each Portfolio (other that U.S. Equity Value, U.S. Strategic Equity and International Strategic Equity Portfolios) as part of their evaluation of whether the Portfolio's fee under the Management Agreement bears a reasonable relationship to the mix of services provided by the Investment Manager, including the nature, quality and extent of such services. The Directors evaluated the costs of the services to be provided and profits to be realized by the Investment Manager and its affiliates from the relationship with the Fund in light of the relevant circumstances for each Portfolio, including the trend in asset growth or decline, the extent to which economies of scale would be realized as the Portfolio grows and whether economies of scale are shared with the Portfolio. The Board determined that, to the extent that material economies of scale had not been shared with the Fund, the Board would seek to do so.

     The Board considered these conclusions and determinations and, without any one factor being dispositive, the Board determined that approval of the Management Agreement was in the best interests of the Portfolios and their shareholders. The Independent Directors were assisted in their review by independent legal counsel and met with counsel in executive session separate from the Investment Manager.

PROXY VOTING

     The Fund has delegated voting of proxies in respect of portfolio holdings to the Investment Manager, to vote the Fund's proxies in accordance with the Investment Manager's proxy voting policy and guidelines (the "Voting Guidelines") that provide as follows:

     o The Investment Manager votes proxies in the best interests of its clients.

     o Unless the Investment Manager's Proxy Committee otherwise determines, the Investment Manager votes proxies in a manner consistent with the Voting Guidelines.

     o To avoid conflicts of interest, the Investment Manager votes proxies where a material conflict has been deemed to exist in accordance with specific proxy voting guidelines regarding various standard proxy proposals ("Approved Guidelines") or, if the Approved Guideline is to vote case-by-case, in accordance with the recommendation of an independent source.

     o The Investment Manager also may determine not to vote proxies in respect of securities of any issuer if it determines that it would be in the client's overall best interests not to vote.

     The Voting Guidelines address how it will vote proxies on particular types of matters such as the election for directors, adoption of option plans and anti-takeover proposals. For example, the Investment Manager generally will:

     o vote as recommended by management in routine election or re-election of directors;

     o favor programs intended to reward management and employees for positive, long-term performance, evaluating whether the Investment Manager believes, under the circumstances, that the level of compensation is appropriate or excessive; and

     o vote against anti-takeover measures, such as adopting supermajority voting requirements, shareholder rights plans and fair price provisions.

     The Fund's proxy voting record for the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 823-6300 or (2) on the SEC's website at http://www.sec.gov. Information as of June 30 each year will generally be available by the following August 31.

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT

     The Fund has entered into an administrative agreement with State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, to provide certain administrative services to the Portfolios. Each Portfolio bears the cost of such services at a fixed annual rate of $37,500, plus 0.02% of average daily net assets up to $1 billion and 0.01% of average daily net assets over $1 billion. State Street has agreed to waive one half of the $37,500 fixed annual rate for the Equity Portfolio until the Portfolio's net assets reach $25 million.

     State Street also acts as the Fund's custodian. As the Fund's custodian, State Street, among other things, maintains a custody account or accounts in the name of each Portfolio; receives and delivers all assets for each Portfolio upon purchase and upon sale or maturity; collects and receives all income and other payments and distributions on account of the assets of each Portfolio and disburses the Portfolio's assets in payment of its expenses. The custodian does not determine the investment policies of any Portfolio or decide which securities any Portfolio will buy or sell.

     Boston Financial Data Services, Inc. ("BFDS") is the Fund's transfer and dividend disbursing agent. Under a transfer agency agreement with the Fund, BFDS arranges for the maintenance of shareholder account records for each Portfolio, the handling of certain communications between shareholders and the Fund and the payment of dividends and distributions payable by the Fund. For these services, BFDS receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Fund during the month and is reimbursed for certain out-of-pocket expenses.

DISTRIBUTOR

     Lazard Asset Management Securities LLC serves as the distributor of each Portfolio's shares and conducts a continuous offering pursuant to a "best efforts" arrangement. As the distributor, it accepts purchase and redemption orders for Portfolio shares. In addition, the distribution agreement obligates the Distributor to pay certain expenses in connection with the offering of Portfolio shares. After the prospectuses and periodic reports have been prepared, set in type and mailed to shareholders, the Distributor also will pay for any printing and distribution of copies thereof used in connection with the offering to prospective investors. Prior to April 1, 2004, Lazard served as the distributor to each of the Portfolios.

                        DETERMINATION OF NET ASSET VALUE

     Net asset value per share of each Portfolio is determined by State Street for the Fund on each day the New York Stock Exchange (the "NYSE") is open for business. The NYSE is ordinarily closed on the following national holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Net asset value per share is determined by dividing the value of the total assets of the Portfolio represented, less all liabilities, by the total number of Portfolio shares outstanding.

     Market values for securities listed on the NYSE, NASDAQ national market or other U.S. exchanges or markets are generally based on the last reported sales price on the principal exchange or market on which the security is traded, generally as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on each valuation date; securities not traded on the valuation date are valued at the closing bid price. The Fund values NASDAQ-traded securities at the NASDAQ Official Closing Price, which may not be the last reported sales price in certain instances. Options on stock and stock indices traded on national securities exchanges are valued as of the close of options trading on such exchanges (which is normally 4:10 p.m., Eastern time). Any securities not listed, for which current over-the-counter market quotations or bids are readily available, are valued at the last quoted bid price or, if available, the mean of two such prices. Securities listed on foreign exchanges are valued at the last reported sales price except as described below; securities not traded on the valuation date are valued at the last quoted bid price.

     Bonds and other fixed-income securities that are not exchange-traded are valued on the basis of prices provided by pricing services which are based primarily on institutional trading in similar groups of securities, or by using brokers' quotations. Mortgage-backed securities issued by certain government-related organizations are valued using pricing services or brokers' quotations based on a matrix system which considers such factors as other security prices, yields and maturities. Debt securities maturing in 60 days or less are valued at amortized cost, except where to do so would not accurately reflect their fair value, in which case such securities are valued at fair value as determined under the supervision of the Board of Directors.

     Calculation of a Portfolio's net asset value may not take place contemporaneously with the determination of the prices of portfolio assets used in such calculation. Trading on Europe, Latin and South America and Far East securities exchanges and in over-the-counter markets ordinarily is completed well before the close of business on each business day in New York (I.E., a day on which the NYSE is open). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York and on which the net asset value of a Portfolio is calculated. If events materially affecting the value of securities occur between the close of the exchange or market on which the security is principally traded and the time when a Portfolio's net asset value is calculated, such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board of Directors. Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts. The effect of using fair value pricing is that the net asset value of a Portfolio will reflect the affected securities' values as determined in the judgment of the Board of Directors or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios' net asset values. Foreign securities may trade on days when a Portfolio is not open for business, thus affecting the value of the Portfolio's assets on days when Portfolio shareholders may not be able to buy or sell Portfolio shares.

     Securities and other assets for which current market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Directors. Under these procedures, in the event that the Investment Manager determines that a significant event has occurred after the close of a market on which a foreign security is traded but before the close of regular trading on the NYSE, such that current market quotations for a security or securities are not readily available, the Valuation Committee of the Investment Manager will evaluate a variety of factors to determine the fair value of the affected securities. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager's analysts also will be considered.

                             PORTFOLIO TRANSACTIONS

GENERAL

     Subject to the supervision of the Board of Directors, the Investment Manager is primarily responsible for the investment decisions and the placing of portfolio transactions for each Portfolio. In arranging for the Portfolios' securities transactions, the Investment Manager is primarily concerned with seeking best execution, which is considered to be the most favorable combination of price and quantity that can be traded at a point in time given, among other factors, the liquidity, market conditions, and required urgency of execution. In choosing broker-dealers, the Investment Manager considers all relevant factors, including but not limited to: the ability of a broker-dealer to provide a prompt and efficient agency execution; the ability and willingness of a broker-dealer to facilitate the transactions by acting as principal and going at risk for its own accounts; the ability of a broker-dealer to provide accurate and timely settlement of the transaction; the Investment Manager's knowledge of the negotiated commission rates currently available and other current transactions costs; the clearance and settlement capabilities of the broker; the Investment Manager's knowledge of the financial condition of the broker or dealer selected; and any other matter relevant to the selection of a broker-dealer.

     In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

     To the extent consistent with applicable provisions of the 1940 Act and the rules adopted by the Commission thereunder, the Fund's Board of Directors has determined that securities transactions for a Portfolio may be executed through the Distributor if, in the judgment of the Investment Manager, the use of the Distributor is likely to result in price and execution at least as favorable as those of other qualified brokers or dealers, and if, in the transaction, the Distributor charges the Portfolio a rate consistent with that charged to comparable unaffiliated customers in similar transactions.

     Purchase and sale orders for securities held by a Portfolio may be combined with those for other Portfolios in the interest of the most favorable net results for all. In some cases, this policy may adversely affect the price paid or received by an account, or the size of the position obtained or liquidated. When the Investment Manager determines that a particular security should be bought for or sold by more than one Portfolio, the Investment Manager undertakes to allocate those transactions between the participants equitably.

     IPO ALLOCATIONS. (All Portfolios) Under the Investment Manager's trade allocation procedures applicable to domestic and foreign initial and secondary public offerings and Rule 144A transactions (collectively herein "IPO"), the number of shares allocated to any or all of the Portfolios and other accounts managed by the Investment Manager will be determined based on various factors, including the extent to which an account is considered relatively underweighted in a security, the extent to which an account has previously received an allocation of IPO securities, the extent to which the size of an allocation of IPO securities would represent a meaningful position for such account and any other factors that may be lawfully considered in allocating IPO shares among accounts. It is often difficult for the Investment Manager to obtain a sufficient number of IPO shares to provide a full allocation to each account. The Investment Manager's allocation procedures are designed to allocate IPO securities in a fair and equitable manner.

     The Portfolios listed below held securities of their regular brokers or dealers during the fiscal year ended December 31, 2004:

                                                                                  VALUE ON DECEMBER 31, 2004 (IN
PORTFOLIO                                          BROKER/DEALER                              $000S)
-----------------------------------    --------------------------------------    ----------------------------------
Equity Portfolio                       State Street Bank & Trust Company                        $146
                                       Citigroup, Inc.                                           125
                                       JP Morgan Chase & Co.                                     111
                                       Lehman Brothers, Inc.                                      75
                                       Morgan Stanley & Co.                                       48

Small Cap Portfolio                    State Street Bank & Trust Company                       6,840

International Equity Portfolio         State Street Bank & Trust Company                       4,276
                                       Credit Suisse Group                                     5,346

Emerging Markets Portfolio             State Street Bank & Trust Company                       1,735

     As U.S. Equity Value, U.S. Strategic Equity and International Strategic Equity Portfolios are new Portfolios, no information is available as of the date of this Statement of Additional Information.

RESEARCH AND STATISTICAL INFORMATION

     Consistent with the requirements of best execution, brokerage commissions on a Portfolio's transactions may be paid to brokers in recognition of investment research and information furnished as well as for brokerage and execution services provided by such brokers. The Investment Manager may in its discretion cause accounts to pay such broker-dealers a commission for effecting a portfolio transaction in excess of the amount of commission another broker or dealer adequately qualified to effect such transaction would have charged for effecting that transaction. This may be done where the Investment Manager has determined in good faith that such commission is reasonable in relation to the value of the brokerage and/or research to that particular transaction or to the Investment Manager's overall responsibilities with respect to the accounts as to which it exercises investment discretion.

     The Investment Manager receives a wide range of research (including proprietary research) and brokerage services from brokers. These services include information on the economy, industries, groups of securities, and individual companies; statistical information; technical market action, pricing and appraisal services; portfolio management computer services (including trading and settlement systems); risk management analysis; and performance analysis. Broker-dealers may also supply market quotations to the Fund's custodian for valuation purposes.

     Any research received in respect of a Portfolio's brokerage commission may be useful to the Portfolio, but also may be useful in the management of the account of another client of the Investment Manager. Similarly, the research received for the commissions of such other client may be useful for the Portfolio.

BROKERAGE COMMISSIONS

     In connection with its portfolio securities transactions for the fiscal years ended December 31, 2002, 2003 and 2004, each Portfolio indicated below paid brokerage commissions as follows:


YEAR ENDED DECEMBER 31, 2002

                                                           AMOUNT OF         PERCENTAGE OF      PERCENTAGE OF TOTAL
                                          TOTAL            BROKERAGE        TOTAL BROKERAGE          BROKERAGE
                                        BROKERAGE         COMMISSIONS      COMMISSIONS PAID    TRANSACTIONS EFFECTED
PORTFOLIO                            COMMISSIONS PAID    PAID TO LAZARD        TO LAZARD           THROUGH LAZARD
---------                            ----------------    --------------    ----------------    ---------------------
Equity Portfolio                       $   11,773                   -             -                     -
Small Cap Portfolio                       243,040                   -             -                     -
International Equity   Portfolio           97,501                   -             -                     -
Emerging Markets Portfolio                 25,273                   -             -                     -


YEAR ENDED DECEMBER 31, 2003

                                                           AMOUNT OF         PERCENTAGE OF      PERCENTAGE OF TOTAL
                                          TOTAL            BROKERAGE        TOTAL BROKERAGE          BROKERAGE
                                        BROKERAGE      COMMISSIONS PAID    COMMISSIONS PAID    TRANSACTIONS EFFECTED
PORTFOLIO                           COMMISSIONS PAID       TO LAZARD           TO LAZARD           THROUGH LAZARD
---------                            ----------------    --------------    ----------------    ---------------------
Equity Portfolio                       $    5,982                --              --                     --
Small Cap Portfolio                       213,284                --              --                     --
International Equity Portfolio            144,132                --              --                     --
Emerging Markets Portfolio                 21,879             $  15            0.07%                  0.18%


YEAR ENDED DECEMBER 31, 2004

                                                           AMOUNT OF         PERCENTAGE OF      PERCENTAGE OF TOTAL
                                          TOTAL            BROKERAGE        TOTAL BROKERAGE          BROKERAGE
                                        BROKERAGE      COMMISSIONS PAID    COMMISSIONS PAID    TRANSACTIONS EFFECTED
PORTFOLIO                           COMMISSIONS PAID       TO LAZARD           TO LAZARD           THROUGH LAZARD
---------                            ----------------    --------------    ----------------    ---------------------
Equity Portfolio                       $    7,104                --              --                     --
Small Cap Portfolio                       389,234              $185            0.05%                  0.09%
International Equity Portfolio            331,583                --              --                     --
Emerging Markets Portfolio                 60,111                --              --                     --

     As U.S. Equity Value, U.S. Strategic Equity and International Strategic Equity Portfolios are new Portfolios, no information is available as of the date of this Statement of Additional Information.

     The aggregate amount of transactions during the fiscal year ended December 31, 2004 in securities effected on an agency basis through a broker for, among other things, research services, and the commissions and concessions related to such transactions were as follows:

PORTFOLIO                                            TRANSACTION AMOUNT             COMMISSIONS AND CONCESSIONS
---------                                            ------------------             ---------------------------
Equity Portfolio                                        $ 5,440,776                            $ 7,104
Small Cap Portfolio                                     179,285,623                            389,234
International Equity Portfolio                          214,740,623                            331,583
Emerging Markets Portfolio                               23,226,360                             60,111


         As U.S. Equity Value, U.S. Strategic Equity and International Strategic Equity Portfolios are new Portfolios, no information is available as of the date of this Statement of Additional Information.

                            BUYING AND SELLING SHARES

     GENERAL. INDIVIDUALS MAY NOT PLACE PURCHASE ORDERS DIRECTLY WITH THE FUND. INDIVIDUALS SHOULD CONSULT A PARTICIPATING INSURANCE COMPANY OR A FINANCIAL INTERMEDIARY FOR INFORMATION ON THE PURCHASE OF PORTFOLIO SHARES. THE FUND DOES NOT ISSUE SHARE CERTIFICATES.

     Portfolio shares may be purchased and redeemed at any time by the separate accounts of the Participating Insurance Companies. Individuals may not place purchase or redemption orders directly with the Fund. The value of shares redeemed may be more or less than their original cost, depending on the Portfolio's then-current net asset value.

     The Fund ordinarily will make payment for all shares redeemed within seven days after receipt by the Participating Insurance Company of a redemption request in proper form, except as provided by the rules of the Commission.

     REDEMPTION COMMITMENT. The Fund has committed to pay in cash all redemption requests by any shareholder of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of a Portfolio's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the Commission. In the case of requests for redemption in excess of such amount, the Fund's Board of Directors reserves the right to make payments in whole or in part in portfolio securities or other assets of the Portfolio in cases of emergency, or at any time that the Investment Manager believes a cash distribution would impair the liquidity of the Portfolio to the detriment of the existing shareholders. In such event, the securities would be valued in the same manner as the Portfolio's investments are valued. If the recipient sold such securities, brokerage charges might be incurred.

     SUSPENSION OF REDEMPTIONS. The right of redemption may be suspended, or the date of payment postponed: (a) during any period when the NYSE is closed (other than customary weekend and holiday closings); (b) when trading in the markets the Portfolio ordinarily utilizes is restricted, or when an emergency exists as determined by the Commission so that disposal of the Portfolio's investments or determination of its net asset value is not reasonably practicable; or (c) for such other periods as the Commission by order may permit to protect the Portfolio's shareholders.

                         DISTRIBUTION AND SERVICING PLAN

     Portfolio shares are subject to a Distribution and Servicing Plan adopted by the Fund's Board of Directors pursuant to Rule 12b-1 (the "Rule") adopted by the Commission under the 1940 Act which provides, among other things, that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. Pursuant to the Distribution and Servicing Plan, the Fund pays the Distributor for advertising, marketing and distributing each Portfolio's shares and for the provision of certain services to the holders of shares, a fee at the annual rate of .25% of the Portfolio's average daily net assets. The Distributor may make payments to Participating Insurance Companies for providing these services to Policy owners, or to certain financial institutions, securities dealers and other industry professionals for providing these services to Policy owners. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The fee payable for such services is intended to be a "service fee" as defined in Conduct Rules of the NASD. Depending on a Participating Insurance Company's corporate structure and applicable state law, the Distributor may make payments to the Participating Insurance Company's affiliated broker-dealer or other affiliated company rather than the Participating Insurance Company itself. From time to time, the Distributor may defer or waive receipt of fees under the Distribution and Servicing Plan while retaining the ability to be paid by the Fund under the Distribution and Servicing Plan thereafter. The fees payable under the

Distribution and Servicing Plan are payable without regard to actual expenses incurred. The Fund's Board of Directors believes that there is a reasonable likelihood that the Distribution and Servicing Plan will benefit each Portfolio and its shareholders.

     A quarterly report of the amounts expended under the Distribution and Servicing Plan, and the purposes for which such expenditures were incurred, must be made to the Board of Directors for its review. The Distribution and Servicing Plan provides that it may not be amended to increase materially the costs which holders of shares of a Portfolio may bear without such shareholders' approval and that other material amendments of the Distribution and Servicing Plan must be approved by the Board of Directors and by the Independent Directors of the Fund and have no direct or indirect financial interest in the operation of the Distribution and Servicing Plan or in any agreements entered into in connection with the Distribution and Servicing Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. The Distribution and Servicing Plan is subject to annual approval by such vote cast in person at a meeting called for the purpose of voting on the Distribution and Servicing Plan. As to each Portfolio, the Distribution and Servicing Plan may be terminated at any time by vote of a majority of the Independent Directors and who have no direct or indirect financial interest in the operation of the Distribution and Servicing Plan or in any agreements entered into in connection with the Distribution and Servicing Plan, or by vote of the holders of a majority of such Portfolio's shares.

     Prior to April 1, 2004, Lazard was the Fund's distributor. For the fiscal year ended December 31, 2004, the Portfolios paid Lazard and the Distributor in the aggregate the amounts set forth below under the Distribution and Servicing
Plan:

                                                         AMOUNT PAID
                                               UNDER DISTRIBUTION AND SERVICING
                                                    PLAN FOR FISCAL PERIOD
         PORTFOLIO                                 ENDED DECEMBER 31, 2004
         ---------                             --------------------------------

         Equity Portfolio                                 $   11,611
         Small Cap Portfolio                                 222,475
         International Equity Portfolio                      412,121
         Emerging Markets Portfolio                           52,760


     As U.S. Equity Value, U.S. Strategic Equity and International Strategic Equity Portfolios are new Portfolios, no information is available as of the date of this Statement of Additional Information.

                           DIVIDENDS AND DISTRIBUTIONS

     Dividends from net investment income from each Portfolio generally will be declared and paid at least annually, and may be declared and paid more frequently. Shareholders who redeem all their shares of the Portfolio prior to a dividend payment date will receive, in addition to the redemption proceeds, any dividends that are declared but unpaid through the date of their redemption. Shareholders who redeem only a portion of their shares will receive all dividends declared but unpaid on those shares on the next dividend payment date.

     Investment income for a Portfolio includes, among other things, dividends and interest income.

     With respect to all of the Portfolios, net realized capital gains, if any, will be distributed at least annually, and may be declared and paid more frequently. If a dividend check mailed to a shareholder who elected to receive dividends and/or capital gain distributions in cash is returned as undeliverable by the postal or other delivery service, such shareholder's distribution option automatically will be converted to all dividends and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

                                    TAXATION

     Management believes that each Portfolio (except for U.S. Equity Value, U.S. Strategic Equity, International Equity Select, International Strategic Equity and International Small Cap Portfolios, which have not commenced operations as of the date of this Statement of Additional Information) has qualified for the most recent fiscal year as a "regulated investment company" under Subchapter M of the Code. It is intended that each such Portfolio will continue to so qualify as a regulated investment company if such qualification is in the best interests of its shareholders. Each Portfolio will be treated as a separate entity for tax purposes and thus the provisions of the Code applicable to regulated investment companies generally will be applied to each Portfolio separately, rather than to the Fund as a whole. As a regulated investment company, a Portfolio will pay no federal income tax on net investment income and net realized securities gains to the extent that such income and gains are distributed to shareholders in accordance with applicable provisions of the Code. To qualify as a regulated investment company, the Portfolio must distribute at least 90% of its net income (consisting of net investment income and net short-term capital gain) to its shareholders and meet certain asset diversification and other requirements. If the Portfolio did not qualify as a regulated investment company, it would be treated, for tax purposes, as an ordinary corporation subject to federal income tax. The term "regulated investment company" does not imply the supervision of management of investment practices or policies by any government agency.

     Each Portfolio intends to comply with the diversification requirements imposed by section 817(h) of the Code and the regulations thereunder. These requirements place certain limitations on the proportion of each Portfolio's assets that may be represented by any single investment (which includes all securities of the same issuer). For purposes of section 817(h), all securities of the same issuer, all interests in the same real property project, and all interest in the same commodity are treated as a single investment. In addition, each U.S. Government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities and political subdivisions all will be considered securities issued by the same issuer.

     Generally, a regulated investment company must distribute substantially all of its ordinary income and capital gains in accordance with a calendar year distribution requirement in order to avoid a nondeductible 4% excise tax. However, the excise tax does not apply to a fund whose only shareholders are certain tax exempt trusts or segregated asset accounts of life insurance companies held in connection with variable contracts. In order to avoid this excise tax, each Portfolio intends to qualify for this exemption or to make its distributions in accordance with the calendar year.

     If a Portfolio fails to qualify as a regulated investment company, the Portfolio will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, distributions to its shareholders will be taxed as ordinary dividend income to the extent of such Portfolio's available earnings and profits, and Policy owners could lose the benefit of tax deferral on distributions made to the separate accounts of Participating Insurance Companies. Similarly, if a Portfolio failed to comply with the diversification requirements of section 817(h) of the Code and the regulations thereunder, Policy owners could be subject to current tax on distributions made to the separate accounts of Participating Insurance Companies.

     Income received by a Portfolio from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the effective rate of foreign tax in advance, since the amount of each Portfolio's assets to be invested in various countries is not known.

     Certain Portfolios may invest in an entity that is classified as a "passive foreign investment company" ("PFIC") for federal income tax purposes, the operation of certain provisions of the Code applying to PFICs could result in the imposition of certain federal income taxes on the Portfolios. In addition, gain realized from the sale or other disposition of PFIC securities may be treated as ordinary income.

     If you are neither a resident nor a citizen of the United States, or if you are a foreign entity, the Portfolio's ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies; provided, however, that for taxable years of the Portfolio beginning after December 31, 2004, but not beginning after December 31, 2007, your interest-related dividends and short-term capital gain dividends from the Portfolio generally will not be subject to such U.S. withholding tax if the Fund receives prescribed certifications from you as to your non-U.S. status.

     The foregoing is only a general summary of some of the important federal income tax considerations generally affecting the Portfolios and their shareholders. No attempt is made to present a complete explanation of the federal tax treatment of the Portfolios' activities or to discuss state and local tax matters affecting the Portfolios. Policy owners are urged to consult their own tax advisers for more detailed information concerning tax implications of investments in the Portfolios. For more information concerning the federal income tax consequences, Policy owners should refer to the prospectus for their Policies.

              ADDITIONAL INFORMATION ABOUT THE FUND AND PORTFOLIOS


     As of September 16, 2005, no person owned of record or was known by the Fund to own beneficially 5% or more of a class of the indicated Portfolio's outstanding voting securities except the following:

                                                           PERCENTAGE OF TOTAL
NAME AND ADDRESS                                            SHARES OUTSTANDING
----------------                                           -------------------

EQUITY PORTFOLIO
Jefferson National Life Insurance Co.
Attn: Separate Accts.
9920 Corporate Campus Drive
Louisville, KY 40223                                               47%

CNA Insurance/Valley Forge Life
Attn: Investment Products
100 CNA Drive
Nashville, TN  37214                                               31%

American Express Financial Advisers
222 AXP Financial Center
Minneapolis, MN 55474                                               9%

                                                           PERCENTAGE OF TOTAL
NAME AND ADDRESS                                            SHARES OUTSTANDING
----------------                                           -------------------


Lazard Capital Markets LLC
Lazard Freres & Co.
Attn: Michael R. August
30 Rockefeller Plaza, 57th Floor
New York, NY 10112                                                  5%

SMALL CAP PORTFOLIO
The Ohio National Life Insurance Co.
FBO Separate Accounts
PO Box 237
Cincinnati, OH 45201                                               41%

The Travelers Insurance Co.
Attn: Shareholder Accounting Department
P.O. Box 990027
Hartford, CT 06199                                                 18%

The Traveler's Life & Annuity Co.
Attn: Shareholder Accounting Department
P.O. Box 990027
Hartford, CT 06199                                                 12%

Jefferson National Life Insurance Co.
Attn: Separate Accts.
9920 Corporate Campus Drive, Suite 1000
Louisville, KY 40223                                               10%

Phoenix Life Insurance Company
10 Krey Boulevard
Rensselaer, NY 12144                                                5%

INTERNATIONAL EQUITY PORTFOLIO
American Express Financial Advisers
222 AXP Financial Center
Minneapolis, MN 55474                                              92%

EMERGING MARKETS PORTFOLIO
The Ohio National Life Insurance Co.
FBO Separate Accounts
P.O. Box 237
Cincinnati, OH  45201                                              74%

Lincoln Benefit Life
Nebraska Service Center
P.O. Box 80469
Lincoln, NE  68501                                                 16%

Jefferson National Life Insurance Co.
Attn: Separate Accounts
9920 Corporate Campus Drive, Suite 1000
Louisville, KY 40223                                                7%

     A shareholder who beneficially owns, directly or indirectly, more than 25% of the Fund's voting securities may be deemed a "control person" (as defined in the 1940 Act) of the Fund. The Fund does not believe that the record shareholders listed above are the beneficial owners of such shares.


     Generally, all shares have equal voting rights and will be voted in the aggregate. As used in this Statement of Additional Information, the vote of a majority of the outstanding voting securities means, with respect to the Fund or a Portfolio, the vote of the lesser of (i) 67% of the shares represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund or Portfolio, as the case may be, are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund or Portfolio, as the case may be. Shareholders are entitled to one vote for each full share held, and fractional votes for fractional shares held.

     Shareholders are not entitled to any preemptive, subscription or conversion rights and are freely transferable. All shares, when issued and paid for in accordance with the terms of the offering, will be fully paid and non-assessable by the Fund. Each share of a Portfolio is entitled to such dividends and distributions out of the income earned on the assets belonging to that Portfolio as are declared in the discretion of the Fund's Board of Directors. In the event of the liquidation of a Portfolio, shares of the Portfolio are entitled to receive the assets of that Portfolio that are available for distribution.

     Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Fund to hold annual meetings of shareholders. As a result, shareholders may not consider each year the election of Directors or the appointment of independent auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Fund to hold a special meeting of shareholders for purposes of removing a Director from office. Shareholders may remove a Director by the affirmative vote of two-thirds of the Fund's outstanding voting shares. In addition, the Board of Directors will call a meeting of shareholders for the purpose of electing Directors if, at any time, less than a majority of the Directors then holding office have been elected by shareholders.

     The Fund is a "series fund," which is a mutual fund divided into separate portfolios, each of which is treated as a separate entity for certain matters under the 1940 Act and for other purposes. A shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. For certain matters shareholders vote together as a group; as to others they vote separately by portfolio.

     To date, the Board of Directors has authorized the creation of nine Portfolios of shares. All consideration received by the Fund for shares of one of the Portfolios, and all assets in which such consideration is invested, will belong to that Portfolio (subject only to the rights of creditors of the Fund) and will be subject to the liabilities related thereto. The income attributable to, and the expenses of, one Portfolio would be treated separately from those of the other Portfolios. The Fund has the ability to create, from time to time, new series without shareholder approval.

     Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise to the holders of the outstanding voting securities of an investment company, such as the Fund, will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by such matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of such portfolio. The Rule exempts the selection of independent auditors and the election of Directors from the separate voting requirements of the rule.

     Each Portfolio will send annual and semi-annual financial statements to its shareholders. The Fund's Registration Statement, including the Prospectuses, the Statement of Additional Information and the exhibits filed therewith, may be examined at the office of the Commission in Washington, D.C. Statements contained in the Prospectuses or this Statement of Additional Information as to the content of any contract or other document referred to herein or in the Prospectuses are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

            COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     Legal matters in connection with the issuance of the shares of the Fund offered hereby have been passed upon by Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York, NY 10038-4982.


     Anchin, Block & Anchin LLP, 1375 Broadway, New York, New York 10018, is the independent registered public accounting firm for the Fund.

                         LAZARD RETIREMENT SERIES, INC.
                            PART C. OTHER INFORMATION

              -----------------------------------------------------

ITEM 23.          EXHIBITS.
-------           --------

(a)(1)            Articles of Incorporation(1)
(a)(2)            Articles of Amendment(1)
(a)(3)            Articles Supplementary(2)
(a)(4)            Articles Supplementary(5)
(a)(5)            Articles Supplementary(6)

(b)               By-Laws, as amended(4)

(d)               Investment Management Agreement, as revised*

(e)               Distribution Agreement, as revised(6)

(g)               Custodian Contract(3)

(h)(1)            Administration Agreement(1)
(h)(2)            Form of Fund Participation Agreement, as revised(6)
(h)(3)            Transfer Agency Agreement(3)

(i)               Opinion and Consent of Counsel(1)

(j)               Consent of Independent Registered Public Accounting Firm*

(m)(1)            Distribution and Servicing Plan, as revised(6)
(m)(2)            Form of Distribution and Servicing Plan Agreement(6)

(p)               Code of Ethics(6)

OTHER EXHIBITS:

(s)               Power of Attorney of Board Members(3), (4) and *

-----------------------------------------------------------
*    Filed herewith.

1. Incorporated by reference from Registrant's Pre-Effective Amendment No. 1 filed with the Securities and Exchange Commission (the "SEC") on May 19, 1997.

2. Incorporated by reference from Registrant's Post-Effective Amendment No. 9 filed with the SEC on April 30, 2001.

3. Incorporated by reference from Registrant's Post-Effective Amendment No. 11 filed with the SEC on April 30, 2003.

4. Incorporated by reference from Registrant's Post-Effective Amendment No. 13 filed with the SEC on October 15, 2004.

5. Incorporated by reference from Registrant's Post-Effective Amendment No. 14 filed with the SEC on December 3, 2004.

6. Incorporated by reference from Registrant's Post-Effective Amendment No. 18 filed with the SEC on July 20, 2005.

ITEM 24.          PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.
-------           -------------------------------------------------------------

                  None.

ITEM 25.          INDEMNIFICATION.
-------           ---------------

Reference is made to Article NINTH of Registrant's Articles of Incorporation filed as Exhibit (a) and to Section 2-418 of the Maryland General Corporation Law. The application of these provisions is limited by Article VIII of Registrant's By-Laws filed as Exhibit (b) and by the following undertaking set forth in the rules promulgated by the SEC:

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

Reference also is made to the Investment Management Agreement and the Distribution Agreement filed as Exhibits (d) and (e), respectively.

ITEM 26.          BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.
-------           ----------------------------------------------------

The description of the Investment Manager under the Captions "Fund Management" in the Prospectus and "Management" in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement is incorporated by reference herein. Registrant is fulfilling the requirement of this Item 26 to provide a list of the officers and directors of Lazard Asset Management LLC, Registrant's investment adviser ("LAM"), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by LAM or those of its officers and members during the past two years, by incorporating by reference the information contained in the Form ADV filed with the SEC pursuant to the Investment Advisers Act of 1940, as amended by LAM (SEC File No. 801-61701).

ITEM 27.          PRINCIPAL UNDERWRITERS.
-------           ----------------------

         (a) Lazard Asset Management Securities LLC, currently serves as principal underwriter to the Registrant and The Lazard Funds, Inc.

         (b) Registrant is fulfilling the requirement of this Item 27 by incorporating by reference, the information contained in the Form BD filed pursuant to the Securities Exchange Act of 1934, as amended, by Lazard (SEC File No. 129119).

         (c)      Not applicable.

ITEM 28.          LOCATION OF ACCOUNTS AND RECORDS.
-------           --------------------------------

The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended and the rules thereunder are maintained as follows: journals, ledgers, securities records and other original records are maintained primarily at the offices of Registrant's custodian, State Street Bank and Trust Company. All other records so required to be maintained are maintained at the offices of LAM, 30 Rockefeller Plaza, New York, New York 10112.

ITEM 29.          MANAGEMENT SERVICES.
-------           -------------------

                  Not applicable.

ITEM 30.          UNDERTAKINGS.
-------           ------------

                   None.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 28th day of September, 2005.

                                    LAZARD RETIREMENT SERIES, INC.

                                By:  /s/ CHARLES CARROLL
                                     ---------------------------------------
                                    Charles Carroll, Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


/s/  CHARLES CARROLL                     President and Director                 September 28, 2005
-------------------------
Charles Carroll

/s/  STEPHEN ST. CLAIR                   Treasurer and Chief Financial Officer  September 28, 2005
-------------------------
Stephen St. Clair

/s/  ASHISH BHUTANI*                     Director                               September 28, 2005
-------------------------
Ashish Bhutani

/s/  NORMAN EIG*                         Director                               September 28, 2005
-------------------------
Norman Eig

/s/  JOHN J. BURKE*                      Director                               September 28, 2005
-------------------------
John J. Burke

/s/  LESTER Z. LIEBERMAN*                Director                               September 28, 2005
-------------------------
Lester Z. Lieberman

/s/  RICHARD REISS, JR.*                 Director                               September 28, 2005
-------------------------
Richard Reiss, Jr.

/s/  KENNETH S. DAVIDSON*                Director                               September 28, 2005
-------------------------
Kenneth S. Davidson

/s/  WILLIAM KATZ*                       Director                               September 28, 2005
-------------------------
William Katz

/s/  ROBERT M. SOLMSON*                  Director                               September 28, 2005
-------------------------
Robert M. Solmson

*By:  /s/  NATHAN A. PAUL
      -------------------
         Attorney-in-fact, Nathan A. Paul

                                  EXHIBIT INDEX
                                 ---------------

               (d)  Investment Management Agreement, as revised

               (j)  Consent of Independent Registered Public Accounting Firm

               (s)  Power of Attorney